                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                   811-21141

                      (Investment Company Act File Number)

                                   MDT Funds
                            125 Cambridge Park Drive
                             Cambridge, MA  02140

                                 (617) 234-2200
                        (Registrant's Telephone Number)

                                  John Sherman
                            125 Cambridge Park Drive
                              Cambridge, MA  02140
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  7/31/06

              Date of Reporting Period:  Fiscal year ended 7/31/06

ITEM 1.     REPORTS TO STOCKHOLDERS

[Logo of Federated Investors]

[Logo of MDT Funds]

Annual Report

July 31, 2006

MDT All Cap Core Fund

MDT Tax Aware/All Cap Core Fund

MDT Large Cap Growth Fund

MDT Mid Cap Growth Fund

MDT Small Cap Core Fund

MDT Small Cap Growth Fund

MDT Small Cap Value Fund

MDT Balanced Fund

MDT Short-Term Bond Fund

TABLE OF CONTENTS

Letter From the President
Management’s Discussion of Fund Performance
Shareholder Expense Example
Portfolio of Investments Summary Tables
Portfolio of Investments
MDT All Cap Core Fund	1
MDT Tax Aware/All Cap Core Fund	5
MDT Large Cap Growth Fund	8
MDT Mid Cap Growth Fund	11
MDT Small Cap Core Fund	13
MDT Small Cap Growth Fund	17
MDT Small Cap Value Fund	20
MDT Balanced Fund	23
MDT Short-Term Bond Fund	30

Statements of Assets and Liabilities	36
Statements of Operations	38
Statements of Changes in Net Assets	40
Financial Highlights	45
Combined Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	74
Board of Trustees and Trust Officers	75
Additional Tax Information	77

Letter From the President

Dear Shareholder:

July 2006

For the one-year period ended July 31, 2006, U.S. equity market performance might be best characterized as mediocre as evidenced by the 5.4% return on the benchmark S&P 500 Index.(1) Corporate profit growth has been solid, but valuations have suffered as market participants are concerned about the outlook for economic growth. The fear is that consumer spending will slow due to a combination of factors including a housing slowdown, elevated energy prices and higher interest rates. This uncertainty is reflected in the bond market, where the yields on shorter-dated U.S. Treasury instruments exceeded those of longer-dated issues reflecting expectations for a slowing economy and lower interest rates in the future.

The past year was another eventful one for our Funds featuring the successful introduction of six new Funds, additional classes for our existing Funds and an exciting new affiliation with Federated Investors, Inc. through its purchase of MDT Advisers. Although the transaction has only recently been completed, and the merger of the MDT Fund Family is still subject to shareholder approval, we have already begun to realize some benefits including wider distribution of our Funds and more robust shareholder servicing which now offers internet account access.

We are thankful for your support and are interested in any thoughts or questions you have about this report, our strategies, or our Fund Family in general. As always, please feel free to contact us at 1-800 245-4770 or visit our web site at www.mdtfunds.com.

Best regards,

/s/ R. Schorr Berman

R. Schorr Berman

President

(1) The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

MDT All Cap Core Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 4.85%, 4.59% and 3.85%, respectively for the twelve-month reporting period ended July 31, 2006. These performance figures trailed the 5.14% result for the Russell 3000 Index(1) and the 5.07% return for the Lipper Multi-Cap Core Funds Index(2).

The portfolio was overweight value companies throughout the reporting period, which contributed positively to its performance relative to the benchmark Russell 3000 Index. Based on capitalization, the portfolio was modestly overweight large and mid capitalization firms while being underweight shares of small cap companies(3), which also helped relative results. On a sector basis, overweight positions in shares of Energy and Financial Services companies contributed positively to relative performance. The most significant negative contributor to the Fund’s relative results was security selection in the Information Technology sector. Although the Fund was underweight the sector, the shares of companies we did hold significantly underperformed the shares of Information Technology companies in the Russell 3000 Index. An overweight position in the Consumer Durables sector also hurt the Fund’s results as shares of these companies underperformed the Russell 3000 Index as a whole.

The Fund continues to modestly overweight value over growth stocks, while favoring large capitalization companies over mid and small cap names. The largest sector overweights remain in Financial Services and Energy, with the most significant underweights being Health Care and Public Utilities.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the total annual operating expenses applicable to the Fund’s Class C Shares.

(1) Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.8 billion; the median market capitalization was approximately $944.7 million. The index had a total market capitalization range of approximately $386.9 billion to $182.6 million.

(2) Lipper Multi-Cap Core Funds Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

(3) Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

GROWTH OF A $10,000 INVESTMENT IN MDT ALL CAP CORE FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT All Cap Core Fund (Institutional Class) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Russell 3000 Index(2) and the Lipper Multi-Cap Core Funds Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)
MDT All Cap Core Fund—Institutional Class	4.85%	16.17%
Russell 3000 Index	5.14%	14.39%
Lipper Multi-Cap Core Funds Index	5.07%	15.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT ALL CAP CORE FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT All Cap Core Fund (Class A Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Russell 3000 Index(2) and the Lipper Multi-Cap Core Funds Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)(3)
MDT All Cap Core Fund—Class A Shares	(1.17)%	14.19%
Russell 3000 Index	5.14%	14.39%
Lipper Multi-Cap Core Funds Index	5.07%	15.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The start of performance date was October 1, 2002. Class A Shares of the Fund were offered beginning February 12, 2003. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional Class commenced operations on October 1, 2002. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional Class because Shares of each class are invested in the same portfolio of securities.

GROWTH OF A $10,000 INVESTMENT IN MDT ALL CAP CORE FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT All Cap Core Fund (Class C Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Russell 3000 Index(2) and the Lipper Multi-Cap Core Funds Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)(3)
MDT All Cap Core Fund—Class C Shares	2.87%	15.04%
Russell 3000 Index	5.14%	14.39%
Lipper Multi-Cap Core Funds Index	5.07%	15.12%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge (CDSC) of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption less than one year from the purchase date. The maximum CDSC is 1.00% on any redemption less than 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The start of performance date was October 1, 2002. Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class C Shares. The Fund’s Institutional Class commenced operations on October 1, 2002. The Fund’s Class C Shares annual returns would have been substantially similar to those of the Fund’s Institutional Class because Shares of each class are invested in the same portfolio of securities.

MDT Tax Aware/All Cap Core Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 3.60%, 3.50% and 2.70%, respectively over the reporting period since its inception on September 15, 2005 through July 31, 2006. These performance figures trailed the 5.51% return for the Russell 3000 Index(1) and the 5.00% return for the Lipper Multi-Cap Core Funds Index(2).

The portfolio was overweight value companies throughout the reporting period, which contributed positively to its performance relative to the benchmark Russell 3000 Index. Relative to the Russell 3000 Index, the portfolio was overweight large capitalization firms, modestly overweight mid cap firms and significantly underweight small cap firms(3). This positioning contributed positively to the Fund’s relative results. An overweight position in shares of Financial Services companies helped performance. Security selection in the Basic Industries sector also helped as shares in the companies we owned in the sector outperformed those in the Russell 3000 Index. Hurting relative performance was our security selection in the Information Technology sector and an overweight in Consumer Durables.

The Fund continues to overweight value over growth stocks, while favoring large capitalization companies over mid and small cap names. The most significant sector overweights are in Energy and Financial Services, with the largest underweight positions in Information Technology, Health Care and Capital Goods.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

(1) Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.8 billion; the median market capitalization was approximately $944.7 million. The index had a total market capitalization range of approximately $386.9 billion to $182.6 million.

(2) Lipper Multi-Cap Core Funds Index is an unmanaged index comprised of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds classification. This classification consists of funds that concentrate no more than 25% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap Funds will generally have between 25% to 75% of their assets invested in a wide variety of companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

(3) Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

GROWTH OF A $10,000 INVESTMENT IN MDT TAX AWARE/ALL CAP CORE FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Tax Aware/All Cap Core Fund (Institutional Class) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 3000 Index(2) and the Lipper Multi-Cap Core Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Tax Aware/All Cap Core Fund—Institutional Class	3.60%
Russell 3000 Index	5.51%
Lipper Multi-Cap Core Funds Index	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT TAX AWARE/ALL CAP CORE FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Tax Aware/All Cap Core Fund (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 3000 Index(2) and the Lipper Multi-Cap Core Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Tax Aware/All Cap Core Fund—Class A Shares	(2.17)%
Russell 3000 Index	5.51%
Lipper Multi-Cap Core Funds Index	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT TAX AWARE/ALL CAP CORE FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Tax Aware/All Cap Core Fund (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 3000 Index(2) and the Lipper Multi-Cap Core Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Tax Aware/All Cap Core Fund—Class C Shares	1.70%
Russell 3000 Index	5.51%
Lipper Multi-Cap Core Funds Index	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemptions less than 1 year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 3000 Index and the Lipper Multi-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MDT Large Cap Growth Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 2.00%, 1.70% and 1.00%, respectively over the reporting period since its inception on September 15, 2005 through July 31, 2006. These performance figures compared favorably to the 0.29% result for the Russell 1000 Growth Index(1) and the (1.31)% return for the Lipper Large-Cap Growth Funds Index(2).

The portfolio was overweight shares of Energy companies throughout the reporting period, which contributed positively to its performance relative to the benchmark Russell 3000 Index. Security selection in the Health Care and Financial Services sectors helped results, as the Fund’s investments in these companies performed better than the companies making up these sectors within the Russell 1000 Growth Index. The most significant negative contributor to the Fund’s relative performance was security selection in the Information Technology sector. Although the Fund was underweight the sector, the shares of companies we did hold significantly underperformed the shares of Information Technology companies in the Russell 1000 Growth Index.

The Fund’s most significant overweight positions relative to the Russell 1000 Growth Index are in the Consumer Cyclicals and Energy sectors. The largest relative underweights are in the Consumer Staples, Health Care and Financial Services sectors.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

(1) Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $13.0 billion; the median market capitalization was approximately $4.6 billion. The smallest company in the index had an approximate market capitalization of $1.8 billion. Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(2) The Lipper Large-Cap growth funds are funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-Cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

GROWTH OF A $10,000 INVESTMENT IN MDT LARGE CAP GROWTH FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Large Cap Growth Fund (Institutional Class) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 1000 Growth Index(2) and the Lipper Large-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Large Cap Growth Fund—Institutional Class	2.00%
Russell 1000 Growth Index	0.29%
Lipper Large-Cap Growth Funds Index	(1.31)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 1000 Growth Index and Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT LARGE CAP GROWTH FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Large Cap Growth Fund (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 1000 Growth Index(2) and the Lipper Large-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Large Cap Growth Fund—Class A Shares	(3.88)%
Russell 1000 Growth Index	0.29%
Lipper Large-Cap Growth Funds Index	(1.31)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT LARGE CAP GROWTH FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Large Cap Growth Fund (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 1000 Growth Index(2) and the Lipper Large-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Large Cap Growth Fund—Class C Shares	0.00%
Russell 1000 Growth Index	0.29%
Lipper Large-Cap Growth Funds Index	(1.31)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than 1 year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 1000 Growth Index and Lipper Large-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index are adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MDT Mid Cap Growth Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 6.90%, 6.70% and 6.00%, respectively over the reporting period since its inception on September 15, 2005 through July 31, 2006. These performance figures compared favorably to the 3.12% result for the Russell Midcap Growth Index(1) and the 4.52% return for the Lipper Mid-Cap Growth Funds Index(2).

An overweight position in the Basic Industries sector helped performance relative to the benchmark, the Russell Midcap Growth Index. Security Selection in the Health Care sector also helped as shares in the companies we owned in the sector outperformed those in the Russell Midcap Growth Index. The most significant negative contributor to the Fund’s relative results was security selection in the Information Technology sector. Although the Fund was underweight the sector, the shares of companies we did hold significantly underperformed the shares of Information Technology companies in the Russell Midcap Growth Index.

The Fund’s most significant overweight positions relative to the Russell Midcap Growth Index are in the Capital Goods, Basic Industries and Health Care sectors. The largest relative underweights are in the Consumer Cyclicals, Information Technology and Financial Services sectors.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

(1) Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution, the average market capitalization was approximately $4.7 billion; the median market capitalization was approximately $3.6 billion. The largest company in the index had an approximate market capitalization of $13.7 billion. Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

(2) The Lipper Mid-Cap growth funds are funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

GROWTH OF A $10,000 INVESTMENT IN MDT MID CAP GROWTH FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Mid Cap Growth Fund (Institutional Class) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell Midcap Growth Index(2) and the Lipper Mid-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Mid Cap Growth Fund—Institutional Class	6.90%
Russell Midcap Growth Index	3.12%
Lipper Mid-Cap Growth Funds Index	4.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index and Lipper Mid-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT MID CAP GROWTH FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Mid Cap Growth Fund (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell Midcap Growth Index(2) and the Lipper Mid-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Mid Cap Growth Fund—Class A Shares	0.85%
Russell Midcap Growth Index	3.12%
Lipper Mid-Cap Growth Funds Index	4.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT MID CAP GROWTH FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Mid Cap Growth Fund (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell Midcap Growth Index(2) and the Lipper Mid-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Mid Cap Growth Fund—Class C Shares	5.00%
Russell Midcap Growth Index	3.12%
Lipper Mid-Cap Growth Funds Index	4.52%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemption less than 1 year from the purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell Midcap Growth Index and Lipper Mid-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell Midcap Growth Index and the Lipper Mid-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MDT Small Cap Core Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s(1) Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 11.40%, 11.10% and 10.50%, respectively over the reporting period since its inception on September 15, 2005 through July 31, 2006. This compares favorably with the 6.33% result for the Russell 2000 Index(2) and the 5.00% return for the Lipper Small-Cap Core Funds Index(3).

The portfolio was overweight growth companies throughout the reporting period, which contributed positively to its performance relative to the benchmark Russell 2000 Index. Security selection in the Consumer Staples, Consumer Cyclicals and Energy sectors also helped results as shares in the companies we owned in these sectors outperformed those in the Russell 2000 Index. An overweight to the Basic Industries sector relative to the Russell 2000 Index helped performance, while an overweight to Consumer Durables hurt results.

The Fund continues to overweight growth over value stocks. The most significant sector overweights are in Capital Goods, Basic Industries and Energy, with the largest underweight positions in Health Care and Information Technology.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

(1) Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

(2) Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion.

(3) The Lipper Small-Cap core funds are funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP CORE FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Core Fund (Institutional Class) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Index(2) and the Lipper Small-Cap Core Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Core Fund—Institutional Class	11.40%
Russell 2000 Index	6.33%
Lipper Small-Cap Core Funds Index	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP CORE FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Core Fund (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Index(2) and the Lipper Small-Cap Core Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Core Fund—Class A Shares	5.01%
Russell 2000 Index	6.33%
Lipper Small-Cap Core Funds Index	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP CORE FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Core Fund (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Index(2) and the Lipper Small-Cap Core Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Core Fund—Class C Shares	9.50%
Russell 2000 Index	6.33%
Lipper Small-Cap Core Funds Index	5.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemptions less than 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Index and the Lipper Small-Cap Core Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Index and the Lipper Small-Cap Core Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MDT Small Cap Growth Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s(1) Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were returned 6.10%, 5.90% and 5.20%, respectively over the reporting period since its inception on September 15, 2005 through July 31, 2006. These performance figures compared favorably to the 3.07% result for the Russell 2000 Growth Index(2) and the 1.15% return for the Lipper Small-Cap Growth Funds Index(3).

An overweight position in the Basic Industries and Energy sectors helped performance relative to the benchmark, the Russell 1000 Growth Index. Security selection in the Energy and Consumer Staples sectors also helped as shares in the companies we owned in these sectors outperformed those in the Russell 2000 Growth Index. Security selection in the Health Care and Consumer Durables sectors contributed negatively to relative performance.

The Fund’s most significant overweight positions relative to the Russell 2000 Growth Index are in the Energy and Capital Goods sectors. The largest relative underweights are in the Health Care, Information Technology and Consumer Cyclicals sectors.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

(1) Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

(2) Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion. Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

(3) The Lipper Small-Cap growth funds are funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP GROWTH FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Growth Fund (Institutional Class) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Growth Index(2) and the Lipper Small-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Growth Fund—Institutional Class	6.10%
Russell 2000 Growth Index	3.07%
Lipper Small-Cap Growth Funds Index	1.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP GROWTH FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Growth Fund (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Growth Index(2) and the Lipper Small-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Growth Fund—Class A Shares	0.09%
Russell 2000 Growth Index	3.07%
Lipper Small-Cap Growth Funds Index	1.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP GROWTH FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Growth Fund (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Growth Index(2) and the Lipper Small-Cap Growth Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Growth Fund—Class C Shares	4.20%
Russell 2000 Growth Index	3.07%
Lipper Small-Cap Growth Funds Index	1.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemptions less than 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Growth Index and the Lipper Small-Cap Growth Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MDT Small Cap Value Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s(1) Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 6.40%, 6.10% and 5.40%, respectively over the reporting period since its inception on September 15, 2005 through July 31, 2006. These performance figures trailed the 9.60% result for the Russell 2000 Value Index(2) and the 6.50% return for the Lipper Small-Cap Value Funds Index(3).

Performance relative to the benchmark Russell 2000 Value Index was helped by security selection in the Consumer Cyclicals sector as shares in the companies we owned in the sector outperformed those in the Russell 2000 Value Index. Security selection in the Capital Goods, Information Technology and Consumer Durables sectors contributed negatively to relative results. An overweight position in Public Utilities also hurt performance.

The Fund’s most significant overweight positions relative to the Russell 2000 Value Index are in the Transportation and Basic Industries sectors. The largest relative underweights are in the Financial Services, Consumer Durables and Consumer Cyclicals sectors.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

(1) Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

(2) Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion. Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Lipper Small-Cap value funds are funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP VALUE FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Value Fund (Institutional Class) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Value Index(2) and the Lipper Small-Cap Value Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Value Fund—Institutional Class	6.40%
Russell 2000 Value Index	9.60%
Lipper Small-Cap Value Funds Index	6.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP VALUE FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Value Fund (Class A Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Value Index(2) and the Lipper Small-Cap Value Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Value Fund—Class A Shares	0.28%
Russell 2000 Value Index	9.60%
Lipper Small-Cap Value Funds Index	6.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SMALL CAP VALUE FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Small Cap Value Fund (Class C Shares) (the “Fund”) from September 15, 2005 (start of performance) to July 31, 2006, compared to the Russell 2000 Value Index(2) and the Lipper Small-Cap Value Funds Index.(2)

CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

Since Inception (September 15, 2005)
MDT Small Cap Value Fund—Class C Shares	4.40%
Russell 2000 Value Index	9.60%
Lipper Small-Cap Value Funds Index	6.50%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The maximum CDSC is 1.00% on any redemptions less than 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Russell 2000 Value Index and the Lipper Small-Cap Value Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MDT Balanced Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 5.62%, 5.35% and 4.45%, respectively for the twelve-month reporting period ended July 31, 2006. These performance figures compared well to the 5.39% result for the Standard and Poor’s 500 Index(1) and the 5.19% return for the Lipper Balanced Fund Investment Objective Index(2).

The Fund’s allocation to U.S. equities was fairly static over the reporting period at slightly more than 50% of Fund assets. These investments, which are managed under our Optimum Q process, hurt results marginally, although they performed roughly in line with their index, the Russell 3000 Index(3), which finished the reporting period up 5.14%. The allocation to real estate investment trusts (“REIT”)(4) was reduced slightly during the reporting period to approximately 6% of Fund assets as was the allocation to international equities(5) which was cut to just under 5%. Although we reduced our allocations, the performance of both of these sectors was favorable for the Fund’s results. We increased the portfolio’s allocation to fixed income moderately during the reporting period, consistent with our view that the rising interest rate trend will subside. While fixed income investment performance lagged the Fund’s other sectors, it provided an element of stability through what was a somewhat volatile equity market(6).

An increased allocation to fixed income along with a slightly longer portfolio duration (increased level of interest rate risk) reflects our view that rates are likely to stabilize over the near future. Although an increase in REIT merger activity has contributed to the sector’s continued outperformance, we are hesitant to increase the Fund’s allocation until valuations moderate. The domestic equity allocation currently favors value stocks over growth, with the Financial Services and Energy sectors the most significant overweights. As always, we will maintain our diversified approach and remain alert to changing market conditions that may warrant an adjustment in the Fund’s positioning.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Class A Shares and Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the total annual operating expenses applicable to the Fund’s Class A and Class C Shares.

(1) The Standard and Poor’s 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(2) The Lipper Balanced Funds Investment Objective Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%.

(3) Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.8 billion; the median market capitalization was approximately $944.7 million. The index had a total market capitalization range of approximately $386.9 billion to $182.6 million.

(4) Investments in real estate investment trusts (“REITs”) involve special risks associated with an investment in real estate, such as limited liquidity and interest rate risks.

(5) International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

(6) Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

GROWTH OF A $10,000 INVESTMENT IN MDT BALANCED FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Balanced Fund (Institutional Class) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Standard and Poor’s 500 Index(2) and the Lipper Balanced Funds Investment Objective Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)
MDT Balanced Fund—Institutional Class	5.62%	13.51%
Standard and Poor’s 500 Index	5.39%	13.30%
Lipper Balanced Funds Investment Objective Index	5.19%	10.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Standard and Poor’s 500 Index and the Lipper Balanced Funds Investment Objective Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Standard and Poor’s 500 Index and the Lipper Balanced Funds Investment Objective Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT BALANCED FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Balanced Fund (Class A Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Standard and Poor’s 500 Index(2) and the Lipper Balanced Funds Investment Objective Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)(3)
MDT Balanced Fund—Class A Shares	(0.43)%	11.57%
Standard and Poor’s 500 Index	5.39%	13.30%
Lipper Balanced Funds Investment Objective Index	5.19%	10.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Standard and Poor’s 500 Index and the Lipper Balanced Funds Investment Objective Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Standard and Poor’s 500 Index and the Lipper Balanced Funds Investment Objective Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The start of performance date was October 1, 2002. Class A Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional Class commenced operations on October 1, 2002. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional Class because Shares of each class are invested in the same portfolio of securities.

GROWTH OF A $10,000 INVESTMENT IN MDT BALANCED FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Balanced Fund (Class C Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Standard and Poor’s 500 Index(2) and the Lipper Balanced Funds Investment Objective Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)(3)
MDT Balanced Fund—Class C Shares	3.48%	12.35%
Standard and Poor’s 500 Index	5.39%	13.30%
Lipper Balanced Funds Investment Objective Index	5.19%	10.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption less than one year from the purchase date. The maximum CDSC is 1.00% on any redemptions less than 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Standard and Poor’s 500 Index and the Lipper Balanced Funds Investment Objective Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Standard and Poor’s 500 Index and the Lipper Balanced Funds Investment Objective Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The start of performance date was October 1, 2002. Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class C Shares. The Fund’s Institutional Class commenced operations on October 1, 2002. The Fund’s Class C Shares annual returns would have been substantially similar to those of the Fund’s Institutional Class because Shares of each class are invested in the same portfolio of securities.

MDT Short-Term Bond Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The Fund’s Institutional Class, Class A Shares and Class C Shares total returns, based on net asset value were 2.13%, 1.88% and 1.32%, respectively for the twelve-month reporting period ended July 31, 2006, which trailed the 2.95% result for the Lipper Short Investment Grade Debt Funds Index(1) and the 3.43% performance of the Citigroup 1-Year Treasury Index(2). This was another eventful period for the bond market, highlighted by eight Federal Reserve short-term rate hikes raising the benchmark Federal Funds Rate from 3.25% to 5.25%(3). An inverted yield curve, which features longer-term yields that are lower than short-term rates, has developed as market participants begin to anticipate an end to the Fed’s rate hiking campaign and to project a period of declining rates.

While the steady increase in short term rates over the historically low levels of the past few years has provided an environment with better return potential for the Fund, portfolio positioning in anticipation of an end to the rate cycle negatively affected results. This positioning included a modest increase in the Fund’s duration(4) over the course of the year and an emphasis on mortgage-backed instruments carrying a degree of sensitivity to rate volatility. The Fund’s exposure to credit-sensitive instruments was reduced during the reporting period as available yields relative to risk-free government-issued securities remain unattractive, in our opinion.

The Fund’s exposure to interest rate risk has been increased moderately, consistent with our outlook for a more stable rate environment. We will continue to emphasize highly rated mortgage and asset-backed securities so long as instruments bearing credit risk offer returns that in our view are inadequate for the inherent risk.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Class A Shares and Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the total annual operating expenses applicable to the Fund’s Class A Shares and Class C Shares.

(1) The Lipper Short Investment Grade Debt Funds Index is the average of the 30 largest funds in the Lipper Short-Term Investment Grade Funds category. These funds, by portfolio practice, invest primarily in investment grade debt issues (rated in the top four grades) with a dollar weighted average maturity of six months to three years.

(2) Citigroup 1-Year Treasury Index consists of a single 1-year U.S. Treasury Bill whose return is tracked until its maturity. Indexes are unmanaged and investments cannot be made directly in an index.

(3) Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

(4) Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF A $10,000 INVESTMENT IN MDT SHORT-TERM BOND FUND—INSTITUTIONAL CLASS

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Short-Term Bond Fund (Institutional Class) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Citigroup 1-Year Treasury Index(2) and the Lipper Short Investment Grade Debt Funds Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)
MDT Short-Term Bond Fund—Institutional Class	2.13%	1.57%
Citigroup 1-Year Treasury Index	3.43%	1.92%
Lipper Short Investment Grade Debt Funds Index	2.95%	2.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund’s performance assumes the reinvestment of all dividends and distributions. The Citigroup 1-Year Treasury Index and the Lipper Short Investment Grade Debt Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Citigroup 1-Year Treasury Index and the Lipper Short Investment Grade Debt Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

GROWTH OF A $10,000 INVESTMENT IN MDT SHORT-TERM BOND FUND—CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Short-Term Bond Fund (Class A Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Citigroup 1-Year Treasury Index(2) and the Lipper Short Investment Grade Debt Funds Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)(3)
MDT Short-Term Bond Fund—Class A Shares	0.83%	1.05%
Citigroup 1-Year Treasury Index	3.43%	1.92%
Lipper Short Investment Grade Debt Funds Index	2.95%	2.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00%.

(1) Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The Citigroup 1-Year Treasury Index and the Lipper Short Investment Grade Debt Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Citigroup 1-Year Treasury Index and the Lipper Short Investment Grade Debt Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The start of performance date was October 1, 2002. Class A Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class A Shares. The Fund’s Institutional Class commenced operations on October 1, 2002. The Fund’s Class A Shares annual returns would have been substantially similar to those of the Fund’s Institutional Class because Shares of each class are invested in the same portfolio of securities.

GROWTH OF A $10,000 INVESTMENT IN MDT SHORT-TERM BOND FUND—CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in the MDT Short-Term Bond Fund (Class C Shares) (the “Fund”) from October 1, 2002 (start of performance) to July 31, 2006, compared to the Citigroup 1-Year Treasury Index(2) and the Lipper Short Investment Grade Debt Funds Index.(2)

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JULY 31, 2006

	One Year	Since Inception (October 1, 2002)(3)
MDT Short-Term Bond Fund—Class C Shares	0.33%	0.61%
Citigroup 1-Year Treasury Index	3.43%	1.92%
Lipper Short Investment Grade Debt Funds Index	2.95%	2.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum CDSC of 1.00% as applicable.

(1) Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a CDSC on any redemption less than one year from the purchase date. The maximum CDSC is 1.00% on any redemption less than 1 year from purchase date. The Fund’s performance assumes the reinvestment of all dividends and distributions. The Citigroup 1-Year Treasury Index and the Lipper Short Investment Grade Debt Funds Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.

(2) The Citigroup 1-Year Treasury Index and the Lipper Short Investment Grade Debt Funds Index are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(3) The start of performance date was October 1, 2002. Class C Shares of the Fund were offered beginning September 15, 2005. Performance results shown before that date are for the Fund’s Institutional Class and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Fund’s Class C Shares. The Fund’s Institutional Class commenced operations on October 1, 2002. The Fund’s Class C Shares annual returns would have been substantially similar to those of the Fund’s Institutional Class because Shares of each class are invested in the same portfolio of securities.

MDT Funds

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2006 to July 31, 2006.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period(1)
MDT All Cap Core Fund
Actual
Institutional Class	$1,000.00	$974.90	$6.12
Class A Shares	$1,000.00	$973.50	$7.34
Class C Shares	$1,000.00	$969.60	$10.99
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,018.60	$6.26
Class A Shares	$1,000.00	$1,017.36	$7.50
Class C Shares	$1,000.00	$1,013.64	$11.23

MDT Tax Aware/All Cap Core Fund
Actual
Institutional Class	$1,000.00	$964.60	$8.52
Class A Shares	$1,000.00	$964.60	$9.74
Class C Shares	$1,000.00	$959.80	$13.36
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,016.12	$8.75
Class A Shares	$1,000.00	$1,014.88	$9.99
Class C Shares	$1,000.00	$1,011.16	$13.71

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period(1)
MDT Large Cap Growth Fund
Actual
Institutional Class	$1,000.00	$952.40	$8.42
Class A Shares	$1,000.00	$950.50	$9.62
Class C Shares	$1,000.00	$946.60	$13.22
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,016.17	$8.70
Class A Shares	$1,000.00	$1,014.93	$9.94
Class C Shares	$1,000.00	$1,011.21	$13.66

MDT Mid Cap Growth Fund
Actual
Institutional Class	$1,000.00	$949.40	$8.46
Class A Shares	$1,000.00	$948.40	$9.66
Class C Shares	$1,000.00	$944.70	$13.26
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,016.12	$8.75
Class A Shares	$1,000.00	$1,014.88	$9.99
Class C Shares	$1,000.00	$1,011.16	$13.71

MDT Small Cap Core Fund
Actual
Institutional Class	$1,000.00	$948.10	$8.45
Class A Shares	$1,000.00	$946.30	$9.65
Class C Shares	$1,000.00	$943.60	$13.25
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,016.12	$8.75
Class A Shares	$1,000.00	$1,014.88	$9.99
Class C Shares	$1,000.00	$1,011.16	$13.71

MDT Small Cap Growth Fund
Actual
Institutional Class	$1,000.00	$913.10	$8.30
Class A Shares	$1,000.00	$912.10	$9.48
Class C Shares	$1,000.00	$909.20	$13.02
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,016.12	$8.75
Class A Shares	$1,000.00	$1,014.88	$9.99
Class C Shares	$1,000.00	$1,011.16	$13.71

MDT Small Cap Value Fund
Actual
Institutional Class	$1,000.00	$935.80	$8.35
Class A Shares	$1,000.00	$934.00	$9.54
Class C Shares	$1,000.00	$931.10	$13.12
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,016.17	$8.70
Class A Shares	$1,000.00	$1,014.93	$9.94
Class C Shares	$1,000.00	$1,011.21	$13.66

MDT Balanced Fund
Actual
Institutional Class	$1,000.00	$994.70	$6.13
Class A Shares	$1,000.00	$993.20	$7.36
Class C Shares	$1,000.00	$988.70	$11.05
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,018.65	$6.21
Class A Shares	$1,000.00	$1,017.41	$7.45
Class C Shares	$1,000.00	$1,013.69	$11.18

	Beginning Account Value 2/1/2006	Ending Account Value 7/31/2006	Expenses Paid During Period(1)
MDT Short-Term Bond Fund
Actual
Institutional Class	$1,000.00	$1,007.60	$4.73
Class A Shares	$1,000.00	$1,006.30	$6.02
Class C Shares	$1,000.00	$1,003.50	$9.74
Hypothetical (assuming a 5% return before expenses)
Institutional Class	$1,000.00	$1,020.08	$4.76
Class A Shares	$1,000.00	$1,018.79	$6.06
Class C Shares	$1,000.00	$1,015.08	$9.79

(1) Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

MDT All Cap Core Fund
Institutional Class	1.25%
Class A Shares	1.50%
Class C Shares	2.25%
MDT Tax Aware/All Cap Core Fund
Institutional Class	1.75%
Class A Shares	2.00%
Class C Shares	2.75%
MDT Large Cap Growth Fund
Institutional Class	1.74%
Class A Shares	1.99%
Class C Shares	2.74%
MDT Mid Cap Growth Fund
Institutional Class	1.75%
Class A Shares	2.00%
Class C Shares	2.75%
MDT Small Cap Core Fund
Institutional Class	1.75%
Class A Shares	2.00%
Class C Shares	2.75%
MDT Small Cap Growth Fund
Institutional Class	1.75%
Class A Shares	2.00%
Class C Shares	2.75%
MDT Small Cap Value Fund
Institutional Class	1.74%
Class A Shares	1.99%
Class C Shares	2.74%
MDT Balanced Fund
Institutional Class	1.24%
Class A Shares	1.49%
Class C Shares	2.24%
MDT Short-Term Bond Fund
Institutional Class	0.95%
Class A Shares	1.21%
Class C Shares	1.96%

[THIS PAGE INTENTIONALLY LEFT BLANK.]

MDT All Cap Core Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Financials	31.3%
Energy	18.8%
Information Technology	13.4%
Consumer Discretionary	12.7%
Industrials	8.7%
Health Care	6.6%
Consumer Staples	4.2%
Materials	1.9%
Utilities	0.9%
Cash Equivalents(2)	1.8%
Other Assets and Liabilities—Net(3)	(0.3)%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—All Cap Core Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 98.5%
	Consumer Discretionary - 12.7%
4,800	Apollo Group, Inc., Class A(1)	$227,136
4,500	Beazer Homes USA, Inc.	187,605
5,300	Borders Group, Inc.	100,753
8,500	Brunswick Corp.	251,345
13,600	Centex Corp.	643,416
2,300	Children’s Place Retail Stores, Inc.(1)	128,386
2,200	Christopher & Banks Corp.	62,018
25,200	Clear Channel Communications, Inc.	729,540
34,700	Coach, Inc.(1)	996,237
4,650	Coldwater Creek, Inc.(1)	92,675
74,700	Comcast Corp., Class A(1)	2,568,186
13,900	Discovery Holding Co., Class A(1)	185,148
21,000	Dollar General Corp.	281,820
1,600	E.W. Scripps Co., Class A	68,368
51,300	Gap (The), Inc.	890,055
3,800	Guess?, Inc.(1)	161,880
5,400	Home Depot, Inc.	187,434
2,100	ITT Educational Services, Inc.(1)	141,582
12,200	International Game Technology	471,652
2,700	Jackson Hewitt Tax Service, Inc.	92,151
9,600	KB Home	408,192
42,700	Las Vegas Sands Corp.(1)	2,648,681
19,800	McGraw-Hill Cos., Inc.	1,114,740
2,500	Meritage Homes Corp.(1)	96,925
202,500	News Corp., Inc.	3,896,100
10,500	Omnicom Group, Inc.	929,355
5,700	Pacific Sunwear of California, Inc.(1)	95,076
2,800	Priceline.com, Inc.(1)	75,264
7,100	Pulte Homes, Inc.	202,350
4,200	Ryland Group, Inc.	171,570
4,650	Select Comfort Corp.(1)	93,698
5,500	Standard Pacific Corp.	122,815
75,100	Starbucks Corp.(1)	2,572,926
3,600	Talbots, Inc.	74,268
27,900	Target Corp.	1,281,168
3,600	Tiffany & Co.	113,724
81,100	Time Warner, Inc.	1,338,150
5,600	Toll Brothers, Inc.(1)	143,192
2,500	Under Armour, Inc., Class A(1)	100,375
3,900	WCI Communities, Inc.(1)	61,269
8,800	Yum! Brands, Inc.	396,000
2,400	Zale Corp.(1)	61,464

	TOTAL	24,464,689

Shares		Value

	Consumer Staples - 4.2%
47,200	Coca-Cola Co.	$2,100,400
5,400	Dean Foods Co.(1)	202,662
2,300	Estee Lauder Cos., Inc., Class A	85,836
19,700	General Mills, Inc.	1,022,430
8,400	Hansen Natural Corp.(1)	386,316
10,800	Hershey Foods Corp.	593,676
12,500	Kellogg Co.	602,125
24,900	Kimberly-Clark Corp.	1,520,145
38,500	Loews Corp.	1,426,810
3,600	Longs Drug Stores Corp.	148,032

	TOTAL	8,088,432
	Energy - 18.8%
52,800	Anadarko Petroleum Corp.	2,415,072
17,100	Apache Corp.	1,205,037
41,200	Baker Hughes, Inc.	3,293,940
5,300	Cameron International Corp.(1)	267,173
137,400	Chevron Corp.	9,038,172
45,500	Devon Energy Corp.	2,941,120
6,800	Diamond Offshore Drilling, Inc.	536,724
6,900	FMC Technologies, Inc.(1)	434,838
4,400	General Maritime Corp.	159,720
9,600	Grant Prideco, Inc.(1)	436,896
14,700	Halliburton Co.	490,392
40,200	Hess Corp.	2,126,580
6,000	Marathon Oil Corp.	543,840
17,500	National-Oilwell Varco, Inc.(1)	1,173,200
6,500	OMI Corp.	143,390
4,000	Oceaneering International, Inc.(1)	174,880
4,100	Overseas Shipholding Group, Inc.	263,999
2,100	Peabody Energy Corp.	104,790
6,200	Pogo Producing Co.	274,474
136,300	Schlumberger Ltd.	9,111,655
3,700	Superior Energy Services, Inc.(1)	126,725
2,800	Swift Energy Co.(1)	134,400
7,000	Tesoro Petroleum Corp.	523,600
3,200	USEC, Inc.(1)	33,696
1,900	Veritas DGC, Inc.(1)	108,813
1,200	W-H Energy Services, Inc.(1)	66,024

	TOTAL	36,129,150
	Financials - 31.3%
85,050	Allstate Corp.	4,832,541
15,900	Ambac Financial Group, Inc.	1,321,449
10,200	American Financial Group, Inc.	429,522
91,400	American International Group, Inc.	5,545,238
11,000	AmeriCredit Corp.(1)	270,490
16,600	Assurant, Inc.	799,622
4,125	Astoria Financial Corp.	122,718
4,600	Bank of New York Co., Inc.	154,606

See Notes which are an integral part of the Financial Statements

MDT Funds—All Cap Core Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Financials (continued)
11,900	Bear Stearns Cos., Inc.	$1,688,253
25,800	Berkley (W. R.) Corp.	928,800
23,500	CIT Group, Inc.	1,078,885
1,500	CNA Financial Corp.(1)	50,925
1,400	Chicago Mercantile Exchange Holdings, Inc.	645,680
40,300	Chubb Corp.	2,031,926
10,600	Comerica, Inc.	620,630
8,400	Commerce Group, Inc.	253,764
2,600	CompuCredit Corp.(1)	84,942
5,600	Corus Bankshares, Inc.	129,304
3,500	Downey Financial Corp.	232,225
14,300	Fifth Third Bancorp	545,402
6,100	First Marblehead Corp.	279,380
1,800	FirstFed Financial Corp.(1)	101,610
6,500	Fremont General Corp.	115,375
6,200	Hanover Insurance Group, Inc.(1)	286,936
40,100	Hartford Financial Services Group, Inc.	3,402,084
3,200	Huntington Bancshares, Inc.	77,920
9,900	J.P. Morgan Chase & Co.	451,638
8,100	KeyCorp	298,890
2,100	LandAmerica Financial Group, Inc.	134,043
66,000	Lehman Brothers Holdings, Inc.	4,286,700
6,000	M&T Bank Corp.	731,520
19,400	MBIA Insurance Corp.	1,140,914
12,000	MGIC Investment Corp.	682,920
16,200	Merrill Lynch & Co., Inc.	1,179,684
98,000	MetLife, Inc.	5,096,000
17,400	Moody’s Corp.	954,912
128,000	Morgan Stanley	8,512,000
33,900	National City Corp.	1,220,400
5,100	Nationwide Financial Services, Inc., Class A	229,908
4,700	optionsXpress Holdings, Inc.	123,046
5,400	PMI Group, Inc.	229,284
5,100	Philadelphia Consolidated Holding Corp.(1)	172,737
5,800	Protective Life Corp.	268,598
12,100	Radian Group, Inc.	744,513
7,900	Reinsurance Group of America, Inc.	391,603
15,600	Safeco Corp.	838,032
14,700	SLM Corp.	739,410
2,200	Selective Insurance Group, Inc.	112,200
3,500	StanCorp Financial Group, Inc.	150,815
10,200	SunTrust Banks, Inc.	804,474

Shares		Value

	Financials (continued)
89,000	The St. Paul Travelers Cos., Inc.	$4,076,200
3,700	Torchmark Corp.	223,739
6,300	UnionBanCal Corp.	389,277
3,300	Unitrin, Inc.	132,000

	TOTAL	60,345,684
	Health Care - 6.6%
5,000	CIGNA Corp.	456,250
20,700	Cardinal Health, Inc.	1,386,900
10,400	Caremark Rx, Inc.	549,120
29,000	Celgene Corp.(1)	1,388,810
4,700	Cephalon, Inc.(1)	308,978
15,600	Emdeon Corp.(1)	187,668
5,900	Express Scripts, Inc., Class A(1)	454,477
18,600	Forest Laboratories, Inc., Class A(1)	861,366
24,100	Genentech, Inc.(1)	1,947,762
2,700	Hologic, Inc.(1)	121,257
900	IDEXX Laboratories, Inc.(1)	79,650
8,100	IMS Health, Inc.	222,264
2,500	Intuitive Surgical, Inc.(1)	238,000
1,800	LCA-Vision, Inc.	77,670
7,000	Laboratory Corp. of America Holdings(1)	450,940
4,200	Lincare Holdings, Inc.(1)	146,202
50,800	Medtronic, Inc.	2,566,416
4,200	Quest Diagnostics, Inc.	252,504
21,200	Schering-Plough Corp.	433,328
2,500	Universal Health Services, Inc., Class B	140,000
5,000	WellPoint, Inc.(1)	372,500

	TOTAL	12,642,062
	Industrials - 8.7%
2,000	AMERCO(1)	176,400
2,700	American Commercial Lines, Inc.(1)	148,365
9,400	American Standard Cos., Inc.	363,122
3,150	Applied Industrial Technologies, Inc.	73,458
2,400	Arkansas Best Corp.	106,632
3,100	Briggs & Stratton Corp.	79,360
1,800	Bucyrus International, Inc.	87,678
7,800	CSX Corp.	473,304
2,100	Corporate Executive Board Co.	197,400
7,900	Danaher Corp.	515,080
19,800	Deere & Co.	1,436,886
3,300	Dover Corp.	155,562
3,200	Dun & Bradstreet Corp.(1)	213,504
2,800	Gardner Denver, Inc.(1)	97,020
205,700	General Electric Co.	6,724,333

See Notes which are an integral part of the Financial Statements

MDT Funds—All Cap Core Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Industrials (continued)
6,700	Honeywell International, Inc.	$259,290
3,800	Ingersoll-Rand Co. Ltd., Class A	136,040
12,500	Joy Global, Inc.	469,000
1,500	Lincoln Electric Holdings, Inc.	86,070
5,100	Norfolk Southern Corp.	221,442
2,100	Northrop Grumman Corp.	138,999
22,900	Raytheon Co.	1,032,103
5,800	Republic Services, Inc.	232,928
16,700	Robert Half International, Inc.	540,412
4,900	Rockwell Automation, Inc.	303,702
4,500	Rockwell Collins, Inc.	240,165
2,100	Roper Industries, Inc.	94,920
3,300	SPX Corp.	180,345
4,600	Swift Transportation Co., Inc.(1)	123,050
10,100	Timken Co.	325,220
4,900	Union Pacific Corp.	416,500
4,200	WESCO International, Inc.(1)	244,650
24,200	Waste Management, Inc.	831,996

	TOTAL	16,724,936
	Information Technology - 13.4%
28,400	Altera Corp.(1)	491,604
3,700	Amphenol Corp., Class A	207,496
16,000	Analog Devices, Inc.	517,280
11,500	Arrow Electronics, Inc.(1)	324,990
2,600	Atheros Communications, Inc.(1)	42,952
33,700	Cisco Systems, Inc.(1)	601,545
9,600	Cognizant Technology Solutions Corp.(1)	628,704
5,800	Computer Sciences Corp.(1)	303,862
6,700	Comverse Technology, Inc.(1)	129,846
3,600	DST Systems, Inc.(1)	202,716
4,800	Fiserv, Inc.(1)	209,568
5,900	Freescale Semiconductor, Inc., Class B(1)	168,268
1,500	Global Payments, Inc.	63,810
5,000	Informatica Corp.(1)	69,850
16,000	Ingram Micro, Inc., Class A(1)	282,080
32,700	Linear Technology Corp.	1,057,845
45,000	Marvell Technology Group Ltd.(1)	834,750
32,300	Maxim Integrated Products, Inc.	948,974
382,000	Microsoft Corp.	9,179,460
171,500	QUALCOMM, Inc.	6,047,090
13,800	Red Hat, Inc.(1)	326,784
1,400	Rogers Corp.(1)	79,800
1,200	Talx Corp.	24,660
103,500	Texas Instruments, Inc.	3,082,230

	TOTAL	25,826,164

Shares		Value

	Materials - 1.9%
1,900	Ashland, Inc.	$126,369
4,800	Commercial Metals Co.	108,912
1,700	FMC Corp.	104,873
11,100	Louisiana-Pacific Corp.	222,000
5,500	Martin Marietta Materials, Inc.	442,860
2,400	OM Group, Inc.(1)	84,288
8,300	Phelps Dodge Corp.	724,922
2,500	Schnitzer Steel Industries, Inc., Class A	84,750
5,000	Temple-Inland, Inc.	212,700
1,700	Texas Industries, Inc.	83,946
1	Tronox, Inc., Class B	13
16,600	United States Steel Corp.	1,046,962
7,600	Westlake Chemical Corp.	208,240
9,100	Worthington Industries, Inc.	185,822

	TOTAL	3,636,657
	Utilities - 0.9%
14,200	Allegheny Energy, Inc.(1)	582,910
7,500	Edison International	310,350
13,700	PG&E Corp.	571,016
12,800	Reliant Resources, Inc.(1)	161,024
1,400	Sempra Energy	67,564

	TOTAL	1,692,864
	TOTAL COMMON STOCKS (Identified Cost $187,888,250)	189,550,638
	MUTUAL FUND - 1.8%
3,491,050	SSgA Prime Money Market Fund (At Net Asset Value)	3,491,050
	Total Investments (Identified Cost $191,379,300)(2) - 100.3%	193,041,688
	Other Assets and Liabilities - Net - (0.3)%	(474,749)
	TOTAL NET ASSETS - 100%	$192,566,939

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $191,720,689.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Tax Aware/All Cap Core Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Financials	40.2%
Energy	21.2%
Consumer Discretionary	8.9%
Health Care	6.6%
Information Technology	6.4%
Consumer Staples	5.4%
Industrials	4.8%
Materials	2.7%
Utilities	2.4%
Cash Equivalents(2)	1.6%
Other Assets and Liabilities—Net(3)	(0.2)%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Tax Aware/All Cap Core Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 98.6%
	Consumer Discretionary - 8.9%
64	Apollo Group, Inc., Class A(1)	$3,028
771	Clear Channel Communications, Inc.	22,320
1,152	Comcast Corp., Class A(1)	39,606
567	Discovery Holding Co., Class A(1)	7,552
258	Foot Locker, Inc.	7,010
79	Guess Inc.(1)	3,365
39	ITT Educational Services, Inc.(1)	2,629
600	International Game Technology	23,196
81	Jackson Hewitt Tax Service, Inc.	2,765
408	Las Vegas Sand Corp.(1)	25,308
789	McGraw-Hill Cos., Inc.	44,421
4,477	News Corp., Inc.	86,137
108	Omnicom Group, Inc.	9,559
1,128	Starbucks Corp.(1)	38,645
5,585	Time Warner, Inc.	92,153
62	Under Armour, Inc., Class A(1)	2,489
103	Univision Communications, Inc., Class A(1)	3,440
265	Yum! Brands, Inc.	11,925

	TOTAL	425,548
	Consumer Staples - 5.4%
706	Coca-Cola Co.	31,417
314	Colgate-Palmolive Co.	18,626
833	General Mills, Inc.	43,233
134	H.J. Heinz Co.	5,624
352	Hershey Foods Corp.	19,349
433	Kellogg Co.	20,858
1,155	Kimberly-Clark Corp.	70,513
1,218	Loews Corp.	45,139
63	Longs Drug Stores Corp.	2,591

	TOTAL	257,350
	Energy - 21.2%
34	Anadarko Petroleum Corp.	1,555
324	Apache Corp.	22,832
17	BJ Services Co.	617
1,669	Baker Hughes, Inc.	133,437
3,456	Chevron Corp.	227,336
397	Devon Energy Corp.	25,662
265	FMC Technologies, Inc.(1)	16,700
122	General Maritime Corp.(1)	4,429
1,564	Hess Corp.	82,736
68	Kerr-McGee Corp.	4,774
1,423	Marathon Oil Corp.	128,981
497	National-Oilwell, Inc.(1)	33,319
462	Occidental Petroleum Corp.	49,780
70	Oceaneering International, Inc.(1)	3,060
97	Overseas Shipholding Group, Inc.	6,246
3,398	Schlumberger Ltd.	227,156

Shares		Value

	Energy (continued)
500	Smith International, Inc.	$22,285
82	Swift Energy Co.(1)	3,936
199	Tesoro Petroleum Corp.	14,885
35	Transocean Sedco Forex, Inc.(1)	2,703

	TOTAL	1,012,429
	Financials - 40.2%
3,608	Allstate Corp.	205,007
623	Ambac Financial Group, Inc.	51,778
200	American Financial Group, Inc.	8,422
438	American International Group, Inc.	26,573
247	Americredit Corp.(1)	6,074
681	Assurant, Inc.	32,804
133	Bear Stearns Cos., Inc.	18,869
732	Berkley, W. R. Corp.	26,352
194	CIT Group, Inc.	8,907
47	Chicago Mercantile Exchange Holdings, Inc.	21,676
374	Chubb Corp.	18,857
427	Comerica, Inc.	25,001
221	Commerce Group, Inc.	6,676
120	Conseco, Inc.(1)	2,736
161	Corus Bankshares, Inc.	3,717
861	Fifth Third Bancorp	32,839
264	First Marblehead Corp.(1)	12,091
68	FirstFed Financial Corp.(1)	3,839
191	Golden West Financial Corp.	14,069
1,068	Goldman Sachs Group, Inc.	163,137
192	Hanover Insurance Group, Inc.	8,886
1,642	Hartford Financial Services Group, Inc.	139,307
91	Huntington Bancshares, Inc.	2,216
3,668	J.P. Morgan Chase & Co.	167,334
551	KeyCorp	20,332
69	LandAmerica Financial Group, Inc.	4,404
958	Lehman Brothers Holdings, Inc.	62,222
635	MBIA Insurance Corp.	37,344
92	MGIC Investment Corp.	5,236
231	Merrill Lynch & Co., Inc.	16,821
3,047	MetLife, Inc.	158,444
419	Moody’s Corp.	22,995
3,694	Morgan Stanley	245,651
1,130	National City Corp.	40,680
172	Old Republic International Corp.	3,658
115	optionsXpress Holdings, Inc.	3,011
150	PMI Group, Inc.	6,369
374	Radian Group, Inc.	23,012
62	Regions Financial Corp.	2,250
222	Reinsurance Group of America	11,005
510	SAFECO Corp.	27,397
34	StanCorp Financial Group, Inc.	1,465

See Notes which are an integral part of the Financial Statements

MDT Funds—Tax Aware/All Cap Core Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Financials (continued)
906	SunTrust Banks, Inc.	$71,456
2,951	The St. Paul Travelers Cos., Inc.	135,156
172	Torchmark Corp.	10,401

	TOTAL	1,916,476
	Health Care - 6.6%
772	Cardinal Health, Inc.	51,724
263	Caremark Rx, Inc.	13,886
1,165	Celgene Corp.(1)	55,792
144	Express Scripts, Inc., Class A(1)	11,092
510	Forest Laboratories, Inc., Class A(1)	23,618
27	Intuitive Surgical, Inc.(1)	2,570
333	Laboratory Corp. of America Holdings(1)	21,452
905	Medtronic, Inc.	45,721
62	Pharmaceutical Product Development, Inc.	2,386
437	Quest Diagnostic, Inc.	26,272
840	Wellpoint, Inc.(1)	62,580

	TOTAL	317,093
	Industrials - 4.8%
40	AMERCO(1)	3,528
77	American Commercial Lines, Inc.(1)	4,231
68	Arkansas Best Corp.	3,021
38	Burlington Northern Santa Fe Corp.	2,619
681	Danaher Corp.	44,401
217	Deere & Co.	15,748
287	Dover Corp.	13,529
8	Fastenal Co.	285
623	Norfolk Southern Corp.	27,051
1,081	Raytheon Co.	48,721
90	Republic Services, Inc.	3,614
155	Rockwell Collins	8,272
232	Ryder System, Inc.	11,693
338	Timken Co.	10,884
58	United Technologies Corp.	3,607
804	Waste Management, Inc.	27,642

	TOTAL	228,846
	Information Technology - 6.4%
169	Alliance Data Systems Corp.(1)	8,673
248	Altera Corp.(1)	4,293
218	Amphenol Corp., Class A	12,225
216	Cognizant Technology Solutions Corp.(1)	14,146
98	Computer Sciences Corp.(1)	5,134
181	Fiserv, Inc.(1)	7,902
35	Microchip Technology, Inc.	1,129
9,036	Microsoft Corp.	217,135
2,125	Oracle Corp.(1)	31,811
68	Red Hat, Inc.(1)	1,610

	TOTAL	304,058

Shares		Value
	Materials - 2.7%
188	Commercial Metals Corp.	$4,266
386	Nucor Corp.	20,524
74	OM Group, Inc.(1)	2,599
448	Phelps Dodge Corp.	39,128
76	Schnitzer Steel Industries, Inc., Class A	2,576
125	Steel Dynamics, Inc.	7,253
708	United States Steel Corp.	44,654
268	Worthington Industries, Inc.	5,473

	TOTAL	126,473
	Utilities - 2.4%
266	Allegheny Energy, Inc.(1)	10,919
1,237	Edison International	51,187
267	Entergy Corp.	20,586
513	P G & E Corp.	21,382
943	Reliant Resources, Inc.(1)	11,863

	TOTAL	115,937
	TOTAL COMMON STOCKS (Identified Cost $4,409,563)	4,704,210
	MUTUAL FUND - 1.6%
76,607	SSgA Prime Money Market Fund (At Net Asset Value)	76,607
	Total Investments (Identified Cost $4,486,170)(2) - 100.2%	4,780,817
	Other Assets and Liabilities - Net - (0.2)%	(7,199)
	TOTAL NET ASSETS - 100%	$4,773,618

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $4,490,330.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Large Cap Growth Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Information Technology	23.2%
Consumer Discretionary	22.1%
Health Care	14.6%
Industrials	13.1%
Energy	11.2%
Consumer Staples	8.4%
Financials	4.7%
Materials	1.1%
Utilities	0.7%
Cash Equivalents(2)	4.2%
Other Assets and Liabilities—Net(3)	(3.3)%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Large Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 99.1%
	Consumer Discretionary - 22.1%
221	Best Buy Co., Inc.	$10,020
54	CarMax, Inc.(1)	1,879
281	Coach, Inc.(1)	8,068
741	Comcast Corp., Class A(1)	25,476
481	DIRECTV Group, Inc.(1)	8,201
219	Kohl’s Corp.(1)	12,402
331	Las Vegas Sands Corp.(1)	20,532
530	Lowe’s Cos., Inc.	15,026
128	MGM Mirage(1)	4,549
413	News Corp.	7,946
655	Starbucks Corp.(1)	22,440
81	Target Corp.	3,720

	TOTAL	140,259
	Consumer Staples - 8.4%
64	Hansen Natural Corp.(1)	2,943
356	Kimberly-Clark Corp.	21,734
642	Wal-Mart Stores, Inc.	28,569

	TOTAL	53,246
	Energy - 11.2%
110	Baker Hughes, Inc.	8,795
10	CONSOL Energy, Inc.	412
91	Diamond Offshore Drilling, Inc.	7,183
83	ENSCO International, Inc.	3,836
53	GlobalSantaFe Corp.	2,911
176	Halliburton Co.	5,871
24	Helmerich & Payne, Inc.	664
38	National-Oilwell Varco, Inc.(1)	2,548
242	Peabody Energy Corp.	12,076
355	Schlumberger Ltd.	23,732
64	XTO Energy, Inc.	3,007

	TOTAL	71,035
	Financials - 4.7%
67	Aflac, Inc.	2,957
42	CBOT Holdings, Inc.(1)	5,263
39	Chicago Mercantile Exchange Holdings, Inc.	17,987
35	First Marblehead Corp.	1,603
15	Goldman Sachs Group, Inc.	2,291

	TOTAL	30,101
	Health Care - 14.6%
150	Aetna, Inc.	4,723
272	Caremark Rx, Inc.	14,362
64	Celgene Corp.(1)	3,065
25	Covance, Inc.(1)	1,594
138	Express Scripts, Inc., Class A(1)	10,630
229	Genentech, Inc.(1)	18,508
376	Gilead Sciences, Inc.(1)	23,116

Shares		Value

	Health Care (continued)
29	Hillenbrand Industries, Inc.	$1,440
12	Humana, Inc.(1)	671
36	Pharmaceutical Product Development, Inc.	1,385
650	Schering-Plough Corp.	13,286

	TOTAL	92,780
	Industrials - 13.1%
416	3M Co.	29,286
50	CSX Corp.	3,034
19	Corporate Executive Board Co.	1,786
44	Cummins, Inc.	5,148
220	Expeditors International of Washington, Inc.	10,003
61	Grainger (W.W.), Inc.	3,787
77	Joy Global, Inc.	2,889
33	MSC Industrial Direct Co.	1,361
122	Pitney Bowes, Inc.	5,041
325	Raytheon Co.	14,648
131	Robert Half International, Inc.	4,239
30	WESCO International, Inc.(1)	1,747

	TOTAL	82,969
	Information Technology - 23.2%
68	Alliance Data Systems Corp.(1)	3,490
113	Altera Corp.(1)	1,956
42	Amphenol Corp., Class A	2,355
216	Analog Devices, Inc.	6,983
248	Apple Computer, Inc.(1)	16,854
214	Autodesk, Inc.(1)	7,300
78	Checkfree Corp.(1)	3,471
34	Cognizant Technology Solutions Corp.(1)	2,227
363	IBM Corp.	28,100
43	KLA-Tencor Corp.	1,814
89	Lam Research Corp.(1)	3,702
196	Linear Technology Corp.	6,341
207	Maxim Integrated Products, Inc.	6,082
191	NVIDIA Corp.(1)	4,227
807	QUALCOMM, Inc.	28,455
798	Texas Instruments, Inc.	23,764

	TOTAL	147,121
	Materials - 1.1%
43	Allegheny Technologies, Inc.	2,747
40	Martin Marietta Materials, Inc.	3,221
36	Scotts Miracle-Gro Co.	1,412

	TOTAL	7,380
	Utilities - 0.7%
110	Allegheny Energy, Inc.(1)	4,516
	TOTAL COMMON STOCKS (Identified Cost $642,455)	629,407

See Notes which are an integral part of the Financial Statements

MDT Funds—Large Cap Growth Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value
	MUTUAL FUNDS - 4.2%
1,330	SSgA Money Market Fund	$1,330
25,258	SSgA Prime Money Market Fund	25,258
	TOTAL MUTUAL FUNDS (At Net Asset Value)	26,588
	Total Investments (Identified Cost $669,043)(2) - 103.3%	655,995
	Other Assets and Liabilities - Net - (3.3)%	(21,216)
	TOTAL NET ASSETS - 100%	$634,779

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $670,152.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Industrials	30.1%
Health Care	22.5%
Information Technology	15.0%
Consumer Discretionary	12.3%
Materials	8.6%
Energy	5.4%
Consumer Staples	4.7%
Financials	0.9%
Cash Equivalents(2)	3.8%
Other Assets and Liabilities—Net(3)	(3.3)%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 99.5%
	Consumer Discretionary - 12.3%
266	Block (H&R), Inc.	$6,051
86	Claire’s Stores, Inc.	2,153
95	Dollar Tree Stores, Inc.(1)	2,527
93	Foot Locker, Inc.	2,527
105	Harley-Davidson, Inc.	5,985
148	Hilton Hotels Corp.	3,542
10	International Game Technology	387
91	Las Vegas Sands Corp.(1)	5,645
28	Meredith Corp.	1,322
89	Newell Rubbermaid, Inc.	2,346
1	Penn National Gaming, Inc.(1)	33
17	Penney (J.C.) Co., Inc.	1,070
43	Polaris Industries, Inc., Class A	1,643
86	Sherwin-Williams Co.	4,352
111	Tempur-Pedic International, Inc.(1)	1,609

	TOTAL	41,192
	Consumer Staples - 4.7%
247	Constellation Brands, Inc., Class A(1)	6,042
208	Hansen Natural Corp.(1)	9,566

	TOTAL	15,608
	Energy - 5.4%
176	CONSOL Energy, Inc.	7,244
50	Diamond Offshore Drilling, Inc.	3,946
27	ENSCO International, Inc.	1,248
72	Peabody Energy Corp.	3,593
43	Smith International, Inc.	1,917

	TOTAL	17,948
	Financials - 0.9%
9	CBOT Holdings, Inc.(1)	1,128
76	TCF Financial Corp.	2,045

	TOTAL	3,173
	Health Care - 22.5%
44	Advanced Medical Optics, Inc.(1)	2,167
363	Celgene Corp.(1)	17,384
146	Cephalon, Inc.(1)	9,598
114	Coventry Health Care, Inc.(1)	6,008
153	Dade Behring Holdings, Inc.	6,232
159	Emdeon Corp.(1)	1,913
7	Healthways, Inc.(1)	376
11	Intuitive Surgical, Inc.(1)	1,047
287	Quest Diagnostics, Inc.	17,254
94	VCA Antech, Inc.(1)	3,287
97	Valeant Pharmaceuticals International	1,676
211	Waters Corp.(1)	8,583

	TOTAL	75,525
	Industrials - 30.1%
80	AMETEK, Inc.	3,394
70	Alliant Techsystems, Inc.(1)	5,610
6	American Standard Cos., Inc.	232

Shares		Value
	Industrials (continued)
118	C.H. Robinson Worldwide, Inc.	$5,402
17	CSX Corp.	1,032
40	Carlisle Cos., Inc.	3,196
60	Cooper Industries Ltd., Class A	5,170
12	Cummins, Inc.	1,404
335	Dover Corp.	15,792
66	Expeditors International of Washington, Inc.	3,001
63	Gardner Denver, Inc.(1)	2,183
158	Goodrich (B.F.) Co.	6,378
39	Manitowoc Co., Inc.	1,531
169	McDermott International, Inc.(1)	7,696
12	PACCAR, Inc.	969
127	Precision Castparts Corp.	7,576
10	Rockwell Automation, Inc.	620
308	Rockwell Collins, Inc.	16,438
160	Roper Industries, Inc.	7,232
102	WESCO International, Inc.(1)	5,941

	TOTAL	100,797
	Information Technology - 15.0%
211	Alliance Data Systems Corp.(1)	10,828
195	Amphenol Corp., Class A	10,936
47	FactSet Research Systems, Inc.	2,063
315	Harris Corp.	14,348
395	MEMC Electronic Materials, Inc.(1)	12,016

	TOTAL	50,191
	Materials - 8.6%
81	Allegheny Technologies, Inc.	5,175
301	Freeport-McMoRan Copper & Gold, Inc., Class B	16,423
13	Martin Marietta Materials, Inc.	1,047
191	Pactiv Corp.(1)	4,681
21	Vulcan Materials Co.	1,406

	TOTAL	28,732
	TOTAL COMMON STOCKS (Identified Cost $328,055)	333,166
	MUTUAL FUND - 3.8%
12,811	SSgA Prime Money Market Fund (At Net Asset Value)	12,811
	Total Investments (Identified Cost $340,866)(2) - 103.3%	345,977
	Other Assets and Liabilities - Net - (3.3)%	(10,964)
	TOTAL NET ASSETS - 100%	$335,013

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $341,149.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Small Cap Core Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Industrials	26.8%
Consumer Discretionary	21.4%
Information Technology	11.7%
Financials	11.7%
Energy	10.8%
Materials	8.4%
Health Care	4.5%
Consumer Staples	2.5%
Telecommunication Services	0.4%
Cash Equivalents(2)	1.6%
Other Assets and Liabilities—Net(3)	0.2%

TOTAL	100.0%

(1) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Small Cap Core Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 98.2%
	Consumer Discretionary - 21.4%
1,118	Belo (A.H.) Corp., Series A	$18,022
801	Bob Evans Farms, Inc.	22,060
123	Buckle, Inc.	4,883
102	Cabela’s, Inc., Class A(1)	1,896
584	Cato Corp., Class A	14,203
500	Charlotte Russe Holdings, Inc.(1)	13,090
452	Children’s Place Retail Stores, Inc.(1)	25,231
750	Christopher & Banks Corp.	21,142
95	Citi Trends, Inc.(1)	2,819
261	Coldwater Creek, Inc.(1)	5,202
309	Deckers Outdoor Corp.(1)	13,176
1,423	Dress Barn, Inc.(1)	30,708
259	Ethan Allen Interiors, Inc.	9,666
578	Furniture Brands International, Inc.	11,595
592	Group 1 Automotive, Inc.	36,301
675	Guess ?, Inc.(1)	28,755
630	Gymboree Corp.(1)	21,118
927	Jackson Hewitt Tax Service, Inc.	31,639
636	Lee Enterprises, Inc.	15,792
975	Live Nation, Inc.(1)	20,436
382	Morningstar, Inc.(1)	14,466
454	Movado Group, Inc.	10,229
1,214	Payless ShoeSource, Inc.(1)	31,418
111	Perry Ellis International, Inc.(1)	2,870
192	Priceline.com, Inc.(1)	5,161
132	Rent-A-Center, Inc.(1)	3,555
721	Select Comfort Corp.(1)	14,528
374	Steven Madden Ltd.(1)	12,514
1,599	Tempur-Pedic International, Inc.(1)	23,185
1,147	Tween Brands, Inc.(1)	42,691
764	Under Armour, Inc., Class A(1)	30,675
169	Vertrue, Inc.(1)	7,176
55	Yankee Candle Co., Inc., The	1,337
63	Zale Corp.(1)	1,613
348	Zumiez Inc.(1)	10,416

	TOTAL	559,568
	Consumer Staples - 2.5%
321	Hansen Natural Corp.(1)	14,763
784	Longs Drug Stores Corp.	32,238
375	MGP Ingredients, Inc.	8,636
97	NBTY, Inc.(1)	2,864
283	Spartan Stores, Inc.	4,245
383	Topps Co.	3,129

	TOTAL	65,875
	Energy - 10.8%
413	Basic Energy Services, Inc.(1)	11,151
207	Berry Petroleum Co., Class A	6,963
324	Frontier Oil Corp.	11,421

Shares		Value

	Energy (continued)
94	General Maritime Corp.(1)	$3,412
26	Helix Energy Solutions Group, Inc.(1)	1,014
70	Helmerich & Payne, Inc.	1,938
486	Hercules Offshore, Inc.(1)	17,370
358	Holly Corp.	18,115
207	Lufkin Industries, Inc.	12,836
131	NATCO Group, Inc., Class A(1)	4,978
153	NS Group, Inc.(1)	7,739
620	Oceaneering International, Inc.(1)	27,106
213	Oil States International, Inc.(1)	6,850
674	RPC Energy Services, Inc.	15,502
1,095	Superior Energy Services, Inc.(1)	37,504
165	Swift Energy Co.(1)	7,920
130	Todco, Class A(1)	4,954
377	Trico Marine Services, Inc.(1)	13,817
1,574	USEC, Inc.(1)	16,574
51	Unit Corp.(1)	2,991
718	VAALCO Energy, Inc.(1)	6,527
580	Veritas DGC, Inc.(1)	33,217
242	W-H Energy Services, Inc.(1)	13,315

	TOTAL	283,214
	Financials - 11.7%
165	ASTA Funding, Inc.	5,509
50	Advanta Corp., Class B	1,801
7	American Physicians Capital, Inc.(1)	324
76	Anchor Bancorp Wisconsin, Inc.	2,257
447	CNA Surety Corp.(1)	8,158
135	Cash America International, Inc.	4,624
169	Central Pacific Financial Corp.	5,915
623	Citizens Banking Corp.	15,818
167	City Bank Lynwood, WA	8,814
954	Corus Bankshares, Inc.	22,028
258	Delphi Financial Group, Inc., Class A	9,827
329	EMC Insurance Group, Inc.	9,613
190	Ezcorp, Inc., Class A(1)	7,910
177	FBL Financial Group, Inc., Class A	5,606
146	FirstFed Financial Corp.(1)	8,242
169	Flushing Financial Corp.	2,812
399	Fremont General Corp.	7,082
359	Frontier Financial Corp.	13,868
31	Greenhill & Co., Inc.	1,797
210	Harleysville Group, Inc.	6,663
54	Horace Mann Educators Corp.	916
110	Infinity Property & Casualty	4,520
150	LandAmerica Financial Group, Inc.	9,575
465	MAF Bancorp, Inc.	19,065
355	Meadowbrook Insurance Group, Inc.(1)	3,443
70	Midland Co.	2,625
956	Ocwen Financial Corp.(1)	13,269

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Core Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Financials (continued)
646	Ohio Casualty Corp.	$16,744
437	optionsXpress Holdings, Inc.	11,441
406	Pacific Capital Bancorp	11,961
143	RLI Corp.	6,761
421	Safety Insurance Group, Inc.	22,338
81	Selective Insurance Group, Inc.	4,131
132	Smithtown Bancorp, Inc.	3,516
218	Tower Group, Inc.	6,544
239	Triad Guaranty, Inc.(1)	11,921
67	WSFS Financial Corp.	4,122
70	World Acceptance Corp.(1)	2,905

	TOTAL	304,465
	Health Care - 4.5%
1,091	Amerigroup Corp.(1)	31,748
548	Greatbatch Technologies, Inc.(1)	13,431
477	ICOS Corp.(1)	10,895
404	LCA Vision, Inc.	17,433
268	Molina Healthcare, Inc.(1)	8,882
306	Omnicell, Inc.(1)	4,988
355	Palomar Medical Technologies, Inc.(1)	13,522
422	Sciele Pharma, Inc.(1)	8,626
135	TriZetto Group, Inc.(1)	1,831
434	Valeant Pharmaceuticals International	7,500

	TOTAL	118,856
	Industrials - 26.8%
767	American Commercial Lines, Inc.(1)	42,147
350	American Woodmark Corp.	11,893
757	Applied Industrial Technologies, Inc.	17,653
70	Arkansas Best Corp.	3,110
746	Barnes Group, Inc.	12,689
1,187	Belden CDT, Inc.	38,518
564	Bucyrus International, Inc.	27,472
97	Cascade Corp.	3,589
376	Celadon Group, Inc.(1)	6,606
768	Deluxe Corp.	13,056
677	Dollar Thrifty Automotive Group(1)	30,303
89	EGL, Inc.(1)	3,908
87	Encore Wire Corp.(1)	3,088
230	EnerSys, Inc.(1)	4,147
265	Freightcar America, Inc.	14,220
780	Gardner Denver, Inc.(1)	27,027
556	Genlyte Group, Inc.(1)	38,670
192	Gorman Rupp Co.	5,092
180	H&E Equipment Services, Inc.(1)	4,766
477	Harland (John H.) Co.	18,751
618	Hub Group, Inc.(1)	13,954
197	Huron Consulting Group, Inc.(1)	6,832
1,123	IHS, Inc., Class A(1)	35,610

Shares		Value

	Industrials (continued)
261	II-VI, Inc.(1)	$4,831
327	K&F Industries Holdings, Inc.(1)	5,239
441	KForce Com, Inc.(1)	5,499
355	Ladish Co., Inc.(1)	12,070
372	Manitowoc, Inc.	14,605
900	McDermott International, Inc.(1)	40,986
153	Mueller Industries, Inc.	5,621
427	NCI Building System, Inc.(1)	19,958
875	Old Dominion Freight Lines, Inc.(1)	28,507
743	Orbital Sciences Corp.(1)	13,307
121	Powell Industries, Inc.(1)	2,835
597	Regal Beloit Corp.	23,731
367	Robbins & Myers, Inc.	9,836
214	Rush Enterprises, Inc.(1)	3,938
451	Triumph Group, Inc.(1)	21,643
657	Valmont Industries, Inc.	33,408
431	Volt Information Science, Inc.(1)	18,274
568	WESCO International, Inc.(1)	33,086
186	Waste Connections, Inc.(1)	6,953
64	Watsco, Inc.	2,836
484	Williams Scotsman International, Inc.(1)	10,324

	TOTAL	700,588
	Information Technology - 11.7%
315	Anaren Microwave, Inc.(1)	5,629
782	Anixter International, Inc.(1)	43,112
290	Atheros Communications(1)	4,791
1,504	Benchmark Electronics, Inc.(1)	36,592
143	Black Box Corp.	5,879
1,317	Brocade Communications Systems, Inc.(1)	8,244
183	Comtech Telecommunications Corp.(1)	5,080
126	Cymer, Inc.(1)	4,929
209	Daktronics, Inc.	5,881
175	Hittite Microwave Corp.(1)	7,131
1,055	Informatica Corp.(1)	14,738
56	Intevac, Inc.(1)	1,180
523	Littelfuse, Inc.(1)	17,667
305	MRO Software, Inc.(1)	6,442
190	MTS Systems Corp.	7,003
962	Mentor Graphics Corp.(1)	13,256
279	Netgear, Inc.(1)	5,399
110	OYO Geospace Corp.(1)	5,933
165	Open Solutions, Inc.(1)	4,562
391	Park Electrochemical Corp.	9,630
691	Plexus Corp.(1)	17,220
263	Rofin-Sinar Technologies, Inc.(1)	14,157
326	Rogers Corp.(1)	18,582
370	TTM Technologies(1)	4,085
281	Talx Corp.	5,775

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Core Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Information Technology (continued)
938	Technitrol, Inc.	$23,244
101	Travelzoo, Inc.(1)	2,986
563	United Online, Inc.	6,142

	TOTAL	305,269
	Materials - 8.4%
318	Arch Chemicals, Inc.	11,270
352	Brush Engineered Materials, Inc.(1)	8,121
80	Carpenter Technology Corp.	7,872
120	Century Aluminum Co.(1)	3,704
334	Commercial Metals Corp.	7,578
237	Eagle Materials, Inc.	8,523
47	FMC Corp.(1)	2,899
258	Fuller (H.B.) Co.	10,315
221	Glatfelter (P.H.) Co.	3,448
1,757	Hercules, Inc.(1)	24,422
379	Myers Industries, Inc.	6,307
780	OM Group, Inc.(1)	27,394
128	Oregon Steel Mills, Inc.(1)	5,919
484	Quanex Corp.	17,564
1,140	Rockwood Holdings, Inc.(1)	26,380
157	Silgan Holdings, Inc.	5,811
127	Steel Dynamics, Inc.	7,369
682	Texas Industries, Inc.	33,677

	TOTAL	218,573
	Telecommunication Services - 0.4%
161	Commonwealth Telephone Enterprises, Inc.	5,395
108	Iowa Telecommunication Services, Inc.	2,104
74	Shenandoah Telecommunications Co.	3,246

	TOTAL	10,745
	TOTAL COMMON STOCKS (Identified Cost $2,618,713)	2,567,153
	MUTUAL FUND - 1.6%
41,358	SSgA Prime Money Market Fund (At Net Asset Value)	41,358
	Total Investments (Identified Cost $2,660,071)(2) - 99.8%	2,608,511
	Other Assets and Liabilities - Net - 0.2%	4,867
	TOTAL NET ASSETS - 100%	$2,613,378

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $2,671,160.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Industrials	31.1%
Consumer Discretionary	19.8%
Energy	14.2%
Information Technology	13.4%
Health Care	9.1%
Financials	6.3%
Consumer Staples	3.6%
Materials	2.9%
Cash Equivalents(2)	0.6%
Other Assets and Liabilities—Net(3)	(1.0)%

TOTAL	100.0%

(1) Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 100.4%
	Consumer Discretionary - 19.8%
49	Buckle, Inc.	$1,945
139	Building Materials Holding Corp.	2,979
195	Cato Corp., Class A	4,742
126	Charlotte Russe Holdings, Inc.(1)	3,299
177	Children’s Place Retail Stores, Inc.(1)	9,880
192	Christopher & Banks Corp.	5,413
46	Coldwater Creek, Inc.(1)	917
87	Conn’s, Inc.(1)	2,238
52	Deckers Outdoor Corp.(1)	2,217
427	Domino’s Pizza, Inc.	9,710
368	Dress Barn, Inc.(1)	7,941
33	Drew Industries, Inc.(1)	770
67	Ethan Allen Interiors, Inc.	2,500
56	Genesco, Inc.(1)	1,516
283	Guess ?, Inc.(1)	12,056
105	Gymboree Corp.(1)	3,520
227	Jackson Hewitt Tax Service, Inc.	7,748
108	K-Swiss, Inc., Class A	3,021
180	Morningstar, Inc.(1)	6,817
231	Priceline.com, Inc.(1)	6,209
56	RC2 Corp.(1)	1,897
201	Ruby Tuesday, Inc.	4,414
363	Select Comfort Corp.(1)	7,314
88	Steven Madden Ltd.(1)	2,944
363	Tempur-Pedic International, Inc.(1)	5,264
255	Tupperware Brands Corp.	4,401
260	Tween Brands, Inc.(1)	9,677
206	Under Armour, Inc., Class A(1)	8,271
45	Vertrue, Inc.(1)	1,911
114	Zumiez Inc.(1)	3,412

	TOTAL	144,943
	Consumer Staples - 3.6%
267	Hansen Natural Corp.(1)	12,279
245	Longs Drug Stores Corp.	10,074
96	MGP Ingredients, Inc.	2,211
101	Wild Oats Markets, Inc.(1)	1,807

	TOTAL	26,371
	Energy - 14.2%
125	Alpha Natural Resources, Inc.(1)	2,021
47	Atlas America, Inc.(1)	2,132
89	Basic Energy Services, Inc.(1)	2,403
81	Berry Petroleum Co., Class A	2,725
354	Frontier Oil Corp.	12,479
62	Grey Wolf, Inc.(1)	475
58	Helix Energy Solutions Group, Inc.(1)	2,261
108	Hercules Offshore, Inc.(1)	3,860
39	Lufkin Industries, Inc.	2,418
69	NATCO Group, Inc., Class A(1)	2,622

Shares		Value

	Energy (continued)
324	Oceaneering International, Inc.(1)	$14,165
155	Oil States International, Inc.(1)	4,985
161	RPC Energy Services, Inc.	3,703
436	Superior Energy Services, Inc.(1)	14,933
244	Tetra Technologies, Inc.(1)	6,981
193	Todco, Class A(1)	7,355
54	Trico Marine Services, Inc.(1)	1,979
38	Unit Corp.(1)	2,228
139	VAALCO Energy, Inc.(1)	1,264
124	Veritas DGC, Inc.(1)	7,101
104	W-H Energy Services, Inc.(1)	5,722

	TOTAL	103,812
	Financials - 6.3%
80	ASTA Funding, Inc.	2,671
137	Cash America International, Inc.	4,692
81	Dollar Financial Corp.(1)	1,627
111	First Cash Financial Services, Inc.(1)	2,112
197	Greenhill & Co., Inc.	11,418
204	International Securities Exchange, Inc.	8,301
75	Nelnet, Inc., Class A(1)	2,300
305	optionsXpress Holdings, Inc.	7,985
61	Tower Group, Inc.	1,831
81	World Acceptance Corp.(1)	3,362

	TOTAL	46,299
	Health Care - 9.1%
161	Apria Healthcare Group, Inc.(1)	2,821
42	Biosite Diagnostics, Inc.(1)	1,637
110	Cubist Pharmaceuticals, Inc.(1)	2,521
118	Greatbatch Technologies, Inc.(1)	2,892
40	Healthways, Inc.(1)	2,149
261	ICOS Corp.(1)	5,961
52	ICU Medical, Inc.(1)	2,173
142	LCA Vision, Inc.	6,127
169	Molina Healthcare, Inc.(1)	5,601
118	Palomar Medical Technologies, Inc.(1)	4,495
80	Parexel International Corp.(1)	2,374
80	Sciele Pharma, Inc.(1)	1,635
335	Valeant Pharmaceuticals International	5,789
232	Wellcare Group, Inc.(1)	11,382
199	West Pharmaceutical Services, Inc.	7,721
31	Zoll Medical Corp.(1)	1,090

	TOTAL	66,368
	Industrials - 31.1%
35	AMERCO(1)	3,087
46	Acco Brands Corp.(1)	903
213	Albany International Corp., Class A	7,653
215	American Commercial Lines, Inc.(1)	11,814
58	American Woodmark Corp.	1,971

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Industrials (continued)
272	Applied Industrial Technologies, Inc.	$6,343
21	Arkansas Best Corp.	933
195	Baldor Electric Co.	5,772
138	Barnes Group, Inc.	2,347
136	Bucyrus International, Inc.	6,625
93	Celadon Group, Inc.(1)	1,634
263	EGL, Inc.(1)	11,548
66	Encore Wire Corp.(1)	2,342
127	Franklin Electronics, Inc.	6,041
81	Freightcar America, Inc.	4,346
199	Harland (John H.) Co.	7,823
76	Healthcare Services Group, Inc.	1,642
565	Heartland Express, Inc.	8,503
44	Hub Group, Inc.(1)	994
53	Huron Consulting Group, Inc.(1)	1,838
265	IHS, Inc., Class A(1)	8,403
136	II-VI, Inc.(1)	2,517
119	K&F Industries Holdings, Inc.(1)	1,906
158	KForce Com, Inc.(1)	1,970
193	Kaydon Corp.	6,996
262	Kirby Corp.(1)	8,413
327	Manitowoc, Inc.	12,838
222	McDermott International, Inc.(1)	10,110
148	NCI Building System, Inc.(1)	6,918
206	Old Dominion Freight Lines, Inc.(1)	6,711
267	Orbital Sciences Corp.(1)	4,782
111	Regal Beloit Corp.	4,412
232	Simpson Manufacturing Co., Inc.	6,496
64	Teledyne Technologies, Inc.(1)	2,442
121	Universal Forest Products, Inc.	6,146
52	Universal Truckload Services, Inc.(1)	1,823
156	Valmont Industries, Inc.	7,933
283	WESCO International, Inc.(1)	16,485
308	Wabtec Corp.	8,180
169	Watsco, Inc.	7,490

	TOTAL	227,130
	Information Technology - 13.4%
106	Advent Software, Inc.(1)	3,309
34	Ansoft Corp.(1)	707
119	Atheros Communications(1)	1,966
407	Benchmark Electronics, Inc.(1)	9,902
69	Comtech Telecommunications Corp.(1)	1,915
112	Cymer, Inc.(1)	4,381
242	Daktronics, Inc.	6,810
98	FEI Co.(1)	2,134
239	Hyperion Solutions Corp.(1)	7,447
441	Informatica Corp.(1)	6,161
69	Intergraph Corp.(1)	2,452

Shares		Value

	Information Technology (continued)
31	Intevac, Inc.(1)	$653
142	Littelfuse, Inc.(1)	4,797
100	MTS Systems Corp.	3,686
283	Macrovision Corp.(1)	5,552
141	Netgear, Inc.(1)	2,728
34	OYO Geospace Corp.(1)	1,834
119	Omnivision Technologies, Inc.(1)	2,261
78	Open Solutions, Inc.(1)	2,157
74	Park Electrochemical Corp.	1,823
66	Plexus Corp.(1)	1,645
97	Rofin-Sinar Technologies, Inc.(1)	5,222
131	Rogers Corp.(1)	7,467
121	Semtech Corp.(1)	1,561
130	Sykes Enterprises, Inc.(1)	2,122
161	TTM Technologies(1)	1,777
83	Talx Corp.	1,706
28	Travelzoo, Inc.(1)	828
115	Verifone Holdings, Inc.(1)	3,249

	TOTAL	98,252
	Materials - 2.9%
45	Crown Holdings, Inc.(1)	750
78	Eagle Materials, Inc.	2,805
599	Hercules, Inc.(1)	8,326
54	Oregon Steel Mills, Inc.(1)	2,497
195	Quanex Corp.	7,077

	TOTAL	21,455
	TOTAL COMMON STOCKS (Identified Cost $762,034)	734,630
	MUTUAL FUND - 0.6%
4,490	SSgA Prime Money Market Fund (At Net Asset Value)	4,490
	Total Investments (Identified Cost $766,524)(2) - 101.0%	739,120
	Other Assets and Liabilities - Net - (1.0)%	(7,495)
	TOTAL NET ASSETS - 100%	$731,625

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $768,605.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Small Cap Value Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s sector composition(1) was as follows:

Sector	Percentage of Total Net Assets
Industrials	22.8%
Financials	21.5%
Information Technology	11.9%
Energy	10.2%
Consumer Discretionary	9.6%
Materials	8.7%
Health Care	5.6%
Utilities	4.6%
Consumer Staples	4.2%
Other Securities(2)	18.5%
Cash Equivalents(3)	4.0%
Other Assets and Liabilities—Net(4)	(21.6)%

TOTAL	100.0%

(1) Except for Other Securities, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

(2) Other Securities include government agencies.

(3) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(4) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Small Cap Value Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 99.1%
	Consumer Discretionary - 9.6%
129	Bob Evans Farms, Inc.	$3,553
851	Cabela’s, Inc., Class A(1)	15,820
314	Cato Corp., Class A	7,636
66	Columbia Sportswear Co.(1)	3,282
82	Conn’s, Inc.(1)	2,109
517	FTD Group, Inc.(1)	7,507
210	Furniture Brands International, Inc.	4,213
155	International Speedway Corp., Class A	7,014
480	Interstate Hotels & Resorts, Inc.(1)	4,771
450	Jackson Hewitt Tax Service, Inc.	15,359
123	K-Swiss, Inc., Class A	3,440
171	Kellwood Co.	4,523
812	Live Nation, Inc.(1)	17,020
108	Payless ShoeSource, Inc.(1)	2,795
381	Speedway Motorsports, Inc.	13,762
453	Tween Brands, Inc.(1)	16,861

	TOTAL	129,665
	Consumer Staples - 4.2%
669	Longs Drug Stores Corp.	27,509
531	NBTY, Inc.(1)	15,680
303	Ruddick Corp.	7,417
227	Sanderson Farms, Inc.	5,882

	TOTAL	56,488
	Energy - 10.2%
208	Bill Barrett Corp.(1)	6,431
90	Dawson Geophysical Co.(1)	2,934
610	General Maritime Corp.(1)	22,143
366	Harvest Natural Resources, Inc.(1)	5,120
1,775	OMI Corp.	39,156
828	RPC Energy Services, Inc.	19,044
729	USEC, Inc.(1)	7,676
745	Whiting Petroleum Corp.(1)	34,792

	TOTAL	137,296
	Financials - 21.5%
155	21st Century Insurance Group	2,398
146	Advanta Corp., Class B	5,260
226	Affirmative Insurance Holdings, Inc.	3,546
14	Alabama National Bancorp	948
15	American Physicians Capital, Inc.(1)	695
204	Anchor Bancorp Wisconsin, Inc.	6,059
18	BancFirst Corp.	858
593	Cash America International, Inc.	20,310
220	Chemical Financial Corp.	6,734
318	Citizens Banking Corp.	8,074
113	City Holding Co.	4,379
167	Community Bank System, Inc.	3,534

Shares		Value

	Financials (continued)
766	Corus Bankshares, Inc.	$17,687
173	Delphi Financial Group, Inc., Class A	6,590
164	Downey Financial Corp.	10,881
263	FBL Financial Group, Inc., Class A	8,329
66	First Charter Corp.	1,556
155	FirstFed Financial Corp.(1)	8,750
27	Hancock Holding Co.	1,393
98	Harleysville Group, Inc.	3,110
370	Horace Mann Educators Corp.	6,279
65	Infinity Property & Casualty	2,671
102	Integra Bank Corp.	2,480
2,389	Knight Capital Group, Inc., Class A(1)	39,514
144	LandAmerica Financial Group, Inc.	9,192
419	MAF Bancorp, Inc.	17,179
317	Meadowbrook Insurance Group, Inc.(1)	3,075
87	Midland Co.	3,262
144	NBT Bancorp, Inc.	3,410
25	Odyssey Re Holdings Corp.	672
318	PFF Bancorp, Inc.	11,941
183	Park National Corp.	18,591
43	Piper Jaffray Cos., Inc.(1)	2,201
155	ProAssurance Corp.(1)	7,705
133	RLI Corp.	6,288
253	Selective Insurance Group, Inc.	12,903
393	Susquehanna Bankshares, Inc.	9,503
102	TierOne Corp.	3,470
197	Tower Group, Inc.	5,914
39	WSFS Financial Corp.	2,399

	TOTAL	289,740
	Health Care - 5.6%
992	Amerigroup Corp.(1)	28,867
529	Enzon, Inc.(1)	4,237
183	Genesis Healthcare Corp.(1)	8,888
374	Greatbatch Technologies, Inc.(1)	9,167
214	MedCath Corp.(1)	4,498
510	Molina Healthcare, Inc.(1)	16,901
160	PDI, Inc.(1)	2,445

	TOTAL	75,003
	Industrials - 22.8%
35	AMERCO(1)	3,087
737	Albany International Corp., Class A	26,480
650	Applied Industrial Technologies, Inc.	15,158
388	Arkansas Best Corp.	17,239
87	Baldor Electric Co.	2,575
1,112	Belden CDT, Inc.	36,084
173	Cascade Corp.	6,401

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Value Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Industrials (continued)
105	Celadon Group, Inc.(1)	$1,845
706	Dollar Thrifty Automotive Group(1)	31,601
540	EGL, Inc. (1)	23,711
295	Encore Wire Corp.(1)	10,470
61	Freightcar America, Inc.	3,273
18	Genlyte Group, Inc.(1)	1,252
166	Gorman Rupp Co.	4,402
163	Kadant, Inc.(1)	3,408
400	Kaydon Corp.	14,500
150	Manitowoc, Inc.	5,889
343	Mueller Industries, Inc.	12,602
196	NCI Building System, Inc.(1)	9,161
183	P.A.M. Transportation Services, Inc.(1)	5,208
69	Robbins & Myers, Inc.	1,849
195	Saia, Inc.(1)	5,497
436	Triumph Group, Inc.(1)	20,924
254	US Xpress Enterprises, Inc., Class A(1)	5,908
512	Viad Corp.	16,630
429	Volt Information Science, Inc.(1)	18,190
191	Werner Enterprises, Inc.	3,438

	TOTAL	306,782
	Information Technology - 11.9%
290	Anaren Microwave, Inc.(1)	5,182
670	CTS Corp.	9,655
158	Exar Corp.(1)	2,046
153	FEI Co.(1)	3,332
1,208	Hyperion Solutions Corp.(1)	37,641
1,207	Keane, Inc.(1)	17,405
470	Kemet Corp.(1)	3,934
47	Littelfuse, Inc.(1)	1,588
39	OSI Systems, Inc.(1)	702
89	Oplink Communications, Inc.(1)	1,326
143	Park Electrochemical Corp.	3,522
742	RF Micro Devices, Inc.(1)	4,571
53	Rofin-Sinar Technologies, Inc.(1)	2,853
703	Sonicwall, Inc.(1)	7,030
2,007	Spansion, Inc.(1)	28,058
264	Sykes Enterprises, Inc.(1)	4,308
265	TTM Technologies(1)	2,926
998	Technitrol, Inc.	24,730

	TOTAL	160,809
	Materials - 8.7%
281	Brush Engineered Materials, Inc.(1)	6,483
50	Century Aluminum Co.(1)	1,544
75	Commercial Metals Corp.	1,702
204	Eagle Materials, Inc.	7,336

Shares or Principal Amount		Value

	Materials (continued)
222	Gibraltar Industries, Inc.	$6,134
186	Greif Brothers Corp., Class A	12,873
219	Metal Management, Inc.	6,237
250	Myers Industries, Inc.	4,160
1,089	Quanex Corp.	39,520
378	Schnitzer Steel Industries, Inc., Class A	12,814
24	Texas Industries, Inc.	1,185
236	Westlake Chemical Corp.	6,466
564	Worthington Industries, Inc.	11,517

	TOTAL	117,971
	Utilities - 4.6%
339	Atmos Energy Corp.	9,753
120	Avista Corp.	2,998
391	Black Hills Corp.	14,010
81	Cleco Corp.	2,002
22	Idacorp, Inc.	820
87	Laclede Group, Inc.	2,891
172	Northwest Natural Gas Co.	6,531
53	Otter Tail Power Co.	1,572
62	PNM Resources, Inc.	1,662
191	South Jersey Industries, Inc.	5,667
187	Southwest Gas Corp.	6,158
258	WGL Holdings, Inc.	7,748

	TOTAL	61,812
	TOTAL COMMON STOCKS (Identified Cost $1,350,066)	1,335,566
	SHORT TERM INVESTMENTS - 22.5%
	Government Agencies - 18.5%
$250,000	Federal Farm Credit System, Discount Note, 5.110% 8/1/2006(2) (At Cost)	250,000
	Mutual Fund - 4.0%
53,787	SSgA Prime Money Market Fund (At Net Asset Value)	53,787
	Total Investments – 121.6% (Identified Cost $1,653,853)(3)	1,639,353
	Other Assets and Liabilities - Net - (21.6)%	(290,799)
	TOTAL NET ASSETS - 100%	$1,348,554

(1) Non-income producing security.

(2) Discount rate at time of purchase.

(3) The cost of investments for federal tax purposes amounts to $1,656,037.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Balanced Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

At July 31, 2006, the Fund’s portfolio composition(1) was as follows:

Security Type	Percentage of Total Net Assets
Domestic Equity Securities	57.7%
Fixed Income Securities	34.7%
Foreign Stock ETF	4.5%
Cash Equivalents(2)	2.9%
Other Assets and Liabilities—Net(3)	0.2%

TOTAL	100.0%

At July 31, 2006, the Fund’s sector composition(4) for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	39.4%
Energy	18.2%
Information Technology	12.1%
Consumer Discretionary	11.3%
Industrials	6.8%
Health Care	6.5%
Consumer Staples	3.3%
Materials	1.6%
Utilities	0.8%

TOTAL	100.0%

(1) See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.

(2) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

(3) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(4) Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

MDT Funds—Balanced Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Shares		Value

	COMMON STOCKS - 57.7%
	Consumer Discretionary - 6.5%
1,100	Apollo Group, Inc., Class A(1)	$52,052
2,400	Beazer Homes USA, Inc.	100,056
1,500	Brunswick Corp.	44,355
3,800	Centex Corp.	179,778
500	Children’s Place Retail Stores, Inc.(1)	27,910
5,700	Clear Channel Communications, Inc.	165,015
8,100	Coach, Inc.(1)	232,551
13,900	Comcast Corp., Class A(1)	477,882
2,600	Discovery Holding Co., Class A(1)	34,632
4,700	Dollar General Corp.	63,074
10,600	Gap (The), Inc.	183,910
1,100	Guess?, Inc.(1)	46,860
300	ITT Educational Services, Inc.(1)	20,226
4,000	International Game Technology	154,640
700	Jackson Hewitt Tax Service, Inc.	23,891
2,200	KB Home	93,544
9,200	Las Vegas Sands Corp.(1)	570,676
4,600	McGraw-Hill Cos., Inc.	258,980
600	Meritage Homes Corp.(1)	23,262
39,800	News Corp.	765,752
2,300	Omnicom Group, Inc.	203,573
1,200	Pacific Sunwear of California, Inc.(1)	20,016
700	Priceline.com, Inc.(1)	18,816
1,500	Pulte Homes, Inc.	42,750
1,100	Ryland Group, Inc.	44,935
1,050	Select Comfort Corp.(1)	21,157
1,400	Standard Pacific Corp.	31,262
20,100	Starbucks Corp.(1)	688,626
800	Talbots, Inc.	16,504
4,400	Target Corp.	202,048
700	Tiffany & Co.	22,113
9,500	Time Warner, Inc.	156,750
1,100	Toll Brothers, Inc.(1)	28,127
600	Under Armour, Inc., Class A(1)	24,090
1,100	WCI Communities, Inc.(1)	17,281
2,700	Yum! Brands, Inc.	121,500
800	Zale Corp.(1)	20,488

	TOTAL	5,199,082
	Consumer Staples - 1.9%
6,900	Coca-Cola Co.	307,050
1,000	Dean Foods Co.(1)	37,530
3,800	General Mills, Inc.	197,220
1,600	Hansen Natural Corp.(1)	73,584

Shares		Value

	Consumer Staples (continued)
2,200	Hershey Foods Corp.	$120,934
2,100	Kellogg Co.	101,157
5,000	Kimberly-Clark Corp.	305,250
9,000	Loews Corp.	333,540
900	Longs Drug Stores Corp.	37,008

	TOTAL	1,513,273
	Energy - 10.5%
22,500	Anadarko Petroleum Corp.	1,029,150
2,900	Apache Corp.	204,363
8,500	Baker Hughes, Inc.	679,575
800	Cameron International Corp.(1)	40,328
30,400	Chevron Corp.	1,999,712
10,000	Devon Energy Corp.	646,400
1,500	Diamond Offshore Drilling, Inc.	118,395
1,400	FMC Technologies, Inc.(1)	88,228
700	General Maritime Corp.	25,410
2,200	Grant Prideco, Inc.(1)	100,122
14,700	Hess Corp.	777,630
500	Marathon Oil Corp.	45,320
3,600	National-Oilwell Varco, Inc.(1)	241,344
1,600	OMI Corp.	35,296
900	Oceaneering International, Inc.(1)	39,348
800	Overseas Shipholding Group, Inc.	51,512
2,000	Pogo Producing Co.	88,540
29,100	Schlumberger Ltd.	1,945,335
800	Superior Energy Services, Inc.(1)	27,400
600	Swift Energy Co.(1)	28,800
1,400	Tesoro Petroleum Corp.	104,720
400	Veritas DGC, Inc.(1)	22,908

	TOTAL	8,339,836
	Financials - 22.7%
3,000	Alexandria Real Estate Equities, Inc.	283,260
25,950	Allstate Corp.	1,474,479
3,300	Ambac Financial Group, Inc.	274,263
2,100	American Financial Group, Inc.	88,431
11,400	American International Group, Inc.	691,638
2,300	AmeriCredit Corp.(1)	56,557
5,750	Archstone-Smith Trust	301,703
4,200	Assurant, Inc.	202,314
2,700	AvalonBay Communities, Inc.	315,684
2,900	Bear Stearns Cos., Inc.	411,423
5,400	Berkley (W. R.) Corp.	194,400
3,650	Boston Properties, Inc.	358,430
12,500	CIT Group, Inc.	573,875
300	CNA Financial Corp.(1)	10,185

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Financials (continued)
200	Chicago Mercantile Exchange Holdings, Inc.	$92,240
7,800	Chubb Corp.	393,276
5,600	Comerica, Inc.	327,880
1,800	Commerce Group, Inc.	54,378
600	CompuCredit Corp.(1)	19,602
1,400	Corus Bankshares, Inc.	32,326
4,950	Developers Diversified Realty Corp.	261,261
800	Downey Financial Corp.	53,080
6,100	Equity Residential Properties Trust	283,711
1,200	First Marblehead Corp.	54,960
800	FirstFed Financial Corp.(1)	45,160
1,800	Fremont General Corp.	31,950
6,100	General Growth Properties, Inc.	278,404
1,300	Hanover Insurance Group, Inc.(1)	60,164
9,100	Hartford Financial Services Group, Inc.	772,044
3,500	Health Care Property Investors, Inc.	95,970
2,800	Hospitality Properties Trust	121,996
700	Huntington Bancshares, Inc.	17,045
7,200	Kimco Realty Corp.	282,528
500	LandAmerica Financial Group, Inc.	31,915
14,500	Lehman Brothers Holdings, Inc.	941,775
1,100	M&T Bank Corp.	134,112
4,000	MBIA Insurance Corp.	235,240
3,100	MGIC Investment Corp.	176,421
3,300	Merrill Lynch & Co., Inc.	240,306
25,200	MetLife, Inc.	1,310,400
3,300	Moody’s Corp.	181,104
29,600	Morgan Stanley	1,968,400
7,700	National City Corp.	277,200
1,400	Nationwide Financial Services, Inc., Class A	63,112
1,100	optionsXpress Holdings, Inc.	28,798
2,900	PMI Group, Inc.	123,134
1,200	Philadelphia Consolidated Holding Corp.(1)	40,644
4,100	Plum Creek Timber Co., Inc.	139,646
3,000	Post Properties, Inc.	144,030
6,400	Prologis	354,240
1,800	Protective Life Corp.	83,358
3,000	Public Storage, Inc.	240,870
2,800	Radian Group, Inc.	172,284

Shares		Value

	Financials (continued)
8,500	Reckson Associates Realty Corp.	$378,505
1,600	Reinsurance Group of America, Inc.	79,312
4,000	Safeco Corp.	214,880
2,100	SLM Corp.	105,630
700	Selective Insurance Group, Inc.	35,700
3,000	Simon Property Group, Inc.	256,590
900	StanCorp Financial Group, Inc.	38,781
1,300	SunTrust Banks, Inc.	102,531
7,000	Tanger Factory Outlet Centers, Inc.	230,300
16,900	The St. Paul Travelers Cos., Inc.	774,020
400	Torchmark Corp.	24,188
1,000	UnionBanCal Corp.	61,790
500	Unitrin, Inc.	20,000
3,650	Vornado Realty Trust	381,608

	TOTAL	18,105,441
	Health Care - 3.8%
800	CIGNA Corp.	73,000
4,100	Cardinal Health, Inc.	274,700
2,300	Caremark Rx, Inc.	121,440
6,100	Celgene Corp.(1)	292,129
1,400	Cephalon, Inc.(1)	92,036
3,400	Emdeon Corp.(1)	40,902
600	Express Scripts, Inc., Class A(1)	46,218
3,400	Forest Laboratories, Inc., Class A(1)	157,454
11,800	Genentech, Inc.(1)	953,676
600	Hologic, Inc.(1)	26,946
200	IDEXX Laboratories, Inc.(1)	17,700
1,500	IMS Health, Inc.	41,160
500	Intuitive Surgical, Inc.(1)	47,600
400	LCA-Vision, Inc.	17,260
1,900	Laboratory Corp. of America Holdings(1)	122,398
700	Lincare Holdings, Inc.(1)	24,367
8,800	Medtronic, Inc.	444,576
900	Quest Diagnostics, Inc.	54,108
4,300	Schering-Plough Corp.	87,892
500	Universal Health Services, Inc., Class B	28,000
500	WellPoint, Inc.(1)	37,250

	TOTAL	3,000,812
	Industrials - 3.9%
400	AMERCO(1)	35,280
700	American Commercial Lines, Inc.(1)	38,465
1,900	American Standard Cos., Inc.	73,397

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Shares		Value

	COMMON STOCKS (continued)
	Industrials (continued)
900	Applied Industrial Technologies, Inc.	$20,988
500	Arkansas Best Corp.	22,215
600	Bucyrus International, Inc.	29,226
1,100	CSX Corp.	66,748
700	Corporate Executive Board Co.	65,800
1,500	Danaher Corp.	97,800
3,700	Deere & Co.	268,509
800	Dover Corp.	37,712
700	Dun & Bradstreet Corp.(1)	46,704
800	Gardner Denver, Inc.(1)	27,720
30,700	General Electric Co.	1,003,583
1,400	Honeywell International, Inc.	54,180
1,000	Ingersoll-Rand Co. Ltd., Class A	35,800
2,800	Joy Global, Inc.	105,056
5,100	Raytheon Co.	229,857
1,200	Republic Services, Inc.	48,192
4,100	Robert Half International, Inc.	132,676
1,100	Rockwell Automation, Inc.	68,178
1,100	Rockwell Collins, Inc.	58,707
500	Roper Industries, Inc.	22,600
700	SPX Corp.	38,255
1,800	Swift Transportation Co.(1)	48,150
2,300	Timken Co.	74,060
500	Union Pacific Corp.	42,500
1,000	WESCO International, Inc.(1)	58,250
7,200	Waste Management, Inc.	247,536

	TOTAL	3,098,144
	Information Technology - 7.0%
6,500	Altera Corp.(1)	112,515
700	Amphenol Corp., Class A	39,256
3,200	Analog Devices, Inc.	103,456
2,500	Arrow Electronics, Inc.(1)	70,650
700	Atheros Communications, Inc.(1)	11,564
2,500	Cognizant Technology Solutions Corp.(1)	163,725
1,600	Computer Sciences Corp.(1)	83,824
1,400	Comverse Technology, Inc.(1)	27,132
900	DST Systems, Inc.(1)	50,679
1,800	Fiserv, Inc.(1)	78,588
600	Global Payments, Inc.	25,524
1,500	Informatica Corp.(1)	20,955
3,600	Ingram Micro, Inc., Class A(1)	63,468
7,500	Linear Technology Corp.	242,625
12,400	Marvell Technology Group Ltd.(1)	230,020

Shares or Principal Amount		Value

	Information Technology (continued)
7,500	Maxim Integrated Products, Inc.	$220,350
80,100	Microsoft Corp.	1,924,803
1,700	Novellus Systems, Inc.(1)	43,027
37,700	QUALCOMM, Inc.	1,329,302
2,400	Red Hat, Inc.(1)	56,832
400	Rogers Corp.(1)	22,800
20,600	Texas Instruments, Inc.	613,468

	TOTAL	5,534,563
	Materials - 0.9%
300	Ashland, Inc.	19,953
500	Commercial Metals Corp.	11,345
500	FMC Corp.	30,845
2,900	Louisiana-Pacific Corp.	58,000
1,300	Martin Marietta Materials, Inc.	104,676
700	OM Group, Inc.(1)	24,584
1,800	Phelps Dodge Corp.	157,212
600	Schnitzer Steel Industries, Inc., Class A	20,340
800	Temple-Inland, Inc.	34,032
3,900	United States Steel Corp.	245,973
1,900	Worthington Industries, Inc.	38,798

	TOTAL	745,758
	Utilities - 0.5%
2,900	Allegheny Energy, Inc.(1)	119,045
1,200	Edison International	49,656
3,800	PG&E Corp.	158,384
4,400	Reliant Resources, Inc.(1)	55,352

	TOTAL	382,437
	TOTAL COMMON STOCKS (Identified Cost $42,392,816)	45,919,346
	ADJUSTABLE RATE MORTGAGES -0.2%
$166,334	Federal Home Loan Mortgage Corp. ARM 420173, 30 Year, 5.75%, 4/1/2030 (Identified Cost $168,791)	168,727
	ASSET-BACKED SECURITIES - 4.0%
1,000,000	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	968,937
62,546	CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 8/25/2032	62,088

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Principal Amount		Value

	ASSET-BACKED SECURITIES (continued)
$698,711	Community Program Loan Trust 1987-A, Class A4, 4.50%, 10/1/2018	$684,879
452,714	MMCA Automobile Trust 2002-2, Class C, 5.55%, 3/15/2010	448,825
500,000	Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.408%, 3/15/2010	500,607
500,000	People’s Choice Home Loan Securities Trust 2004-1, Class B1, 5.00%, 6/25/2034	481,865
	TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,177,096)	3,147,201
	COLLATERALIZED MORTGAGE OBLIGATIONS - 20.6%
438,578	Banc of America Commercial Mortgage 2000-2, Class A1, 7.02%, 9/15/2032	449,757
85,338	Banc of America Funding Corp. 2003-1, Class A1, 6.00%, 5/20/2033	84,074
482,690	Bear Stearns Asset Backed Securities, Inc. 2005-AC6, Class 21PO, 0.00%, 9/25/2020	361,143
6,315	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.66%, 3/25/2031	6,204
544,180	CS First Boston Mortgage Securities Corp. 2003-17, Class DB4, 5.38%, 6/25/2033	397,972
340,174	Chase Mortgage Finance Corp. 2003-S1, Class 1A1, 5.25%, 2/25/2018	330,916
1,000,000	Citicorp Mortgage Securities, Inc. 2003-11, Class 1A4, 5.25%, 12/25/2033	962,265
200,000	Countrywide Alternative Loan Trust 2005-28CB, Class 1A4, 5.50%, 8/25/2035	187,983
18,858	Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.00%, 7/15/2022	18,858
37,436	Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.00%, 9/15/2022	37,436

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$46,572	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.00%, 10/15/2013	$47,854
750,000	Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	731,411
112,696	Federal Home Loan Mortgage Corp. REMIC 2003-79 NM, 4.00%, 5/25/2022	106,335
115,361	Federal Home Loan Mortgage Corp. REMIC 2366 VG, 6.00%, 6/15/2011	115,540
531,253	Federal Home Loan Mortgage Corp. REMIC 2410 OE, 6.38%, 2/15/2032	530,785
75,000	Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.00%, 9/15/2032	74,631
125,000	Federal Home Loan Mortgage Corp. REMIC 2626 NA, 5.00%, 6/15/2023	123,164
573,891	Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	507,093
237,327	Federal Home Loan Mortgage Corp. REMIC 2648 TS, 5.06%, 7/15/2033	171,160
500,000	Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.50%, 1/15/2022	494,227
150,000	Federal Home Loan Mortgage Corp. REMIC 2672 NB, 4.00%, 5/15/2016	138,329
164,195	Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.00%, 8/15/2013	163,204
153,084	Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	145,775
370,502	Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	400,733
119,105	Federal National Mortgage Association REMIC 1992-188 PZ, 7.50%, 10/25/2022	124,089

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$92,856	Federal National Mortgage Association REMIC 1993-113 SB, 9.75%,7/25/2023	$102,389
745,905	Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	762,577
21,619	Federal National Mortgage Association REMIC 2001-37 GA, 8.00%, 7/25/2016	22,484
440,406	Federal National Mortgage Association REMIC 2002-1 HC, 6.50%, 2/25/2022	448,823
301,369	Federal National Mortgage Association REMIC 2002-22 G, 6.50%, 4/25/2032	307,089
325,033	Federal National Mortgage Association REMIC 2003-28 GA, 4.00%, 10/25/2032	299,839
150,000	Federal National Mortgage Association REMIC 2003-32 KC, 5.00%, 5/25/2018	141,896
23,137	Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	21,077
922,562	Federal National Mortgage Association REMIC 2003-42 CA, 4.00%, 5/25/2033	827,810
417,682	Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	370,840
318,623	Federal National Mortgage Association REMIC 2003-66 MB, 3.50%, 5/25/2023	289,962
867,706	Federal National Mortgage Association REMIC 2004-2 JA, 5.00%, 2/25/2024	798,525
188,881	Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	200,319
279,535	Government National Mortgage Association REMIC 1996-10 PD, 7.50%, 6/20/2026	291,431
24,940	Government National Mortgage Association REMIC 1999-29 PB, 7.25%, 7/16/2028	25,428

Principal Amount		Value

$68,035	Government National Mortgage Association REMIC 2002-17 B, 6.00%, 3/20/2032	$68,131
497,046	Government National Mortgage Association REMIC 2003-67 ZA, 5.00%, 8/20/2033	429,520
194,465	Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.70%, 3/25/2035	195,114
705,857	MASTR Asset Securitization Trust 2003-6, Class 9A1, 4.25%, 7/25/2033	684,406
335,807	Structured Asset Securities Corp. 2003-212A2, Class 2A2, 5.25%, 8/25/2033	319,330
472,422	Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	482,605
1,000,000	Washington Mutual 2003-AR9, Class 1A6, 4.05%, 9/25/2033	970,908
100,000	Washington Mutual Bank, 7.50%, 8/15/2006	100,064
656,492	Wells Fargo Mortgage Backed Securities Trust 2004-8, Class A6, 5.00%, 8/25/2019	632,720
1,000,000	Wells Fargo Mortgage Backed Securities Trust 2005-3, Class A14, 5.50%, 5/25/2035	929,129
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified Cost $16,828,594)	16,433,354
	CORPORATE BONDS - 2.8%
	Capital Markets - 0.5%
400,000	Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.898%, 1/31/2008	399,480
	Consumer Finance - 0.8%
300,000	General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	298,346
300,000	SLM Corp., Note, Series A, 3.95%, 8/15/2008	290,996

	TOTAL	589,342
	Diversified Financial Services - 0.7%
200,000	CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006	199,207

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Principal Amount		Value

	CORPORATE BONDS (continued)
	Diversified Financial Services (continued)
$380,000	International Lease Finance Corp., Note, 5.75%, 10/15/2006	$379,968

	TOTAL	579,175
	Diversified Telecommunication Services - 0.5%
400,000	GTE North, Inc., Deb., Series D, 6.90%, 11/1/2008	407,859
	Food & Staples Retailing - 0.3%
250,000	Safeway Inc., Sr. Unsecd. Note, 4.80%, 7/16/2007	248,071
	TOTAL CORPORATE BONDS (Identified Cost $2,258,512)	2,223,927
	GOVERNMENT AGENCIES - 6.2%
1,000,000	Federal Home Loan Bank System, Bond, 3.50%, 9/8/2006	997,821
1,000,000	Federal Home Loan Mortgage Corp., 5.25%, 7/18/2011	999,656
1,000,000	Federal Home Loan Mortgage Corp., Unsecd. Note, 4.125%, 7/12/2010	960,200
2,000,000	Federal National Mortgage Association, Note, 5.25%, 1/15/2009	2,002,384
	TOTAL GOVERNMENT AGENCIES (Identified Cost $4,983,096)	4,960,061
	MORTGAGE-BACKED SECURITIES - 0.9%
252,500	Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	245,762
31,714	Federal National Mortgage Association, Pool 408761, 7.00%, 12/1/2012	32,433
13,263	Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	13,664
44,159	Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	45,496

Principal Amount or Shares		Value

	MORTGAGE-BACKED SECURITIES (continued)
$363,324	Federal National Mortgage Association, Pool 754886, 4.50%, 9/1/2018	$348,121
	TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $705,252)	685,476
	EXCHANGE TRADED MUTUAL FUND - 4.5%
54,950	iShares MSCI EAFE Index Fund (Identified Cost $1,945,943)	3,622,304
	MUTUAL FUND - 2.9%
2,288,104	SSgA Prime Money Market Fund (At Net Asset Value)	2,288,104
	Total Investments (Identified Cost $74,748,204)(2) - 99.8%	79,448,500
	Other Assets and Liabilities - Net - 0.2%	170,965
	TOTAL NET ASSETS - 100%	$79,619,465

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $74,876,791.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

ARM - Adjustable Rate Mortgage

REMIC - Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

MDT Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At July 31, 2006, the Fund’s portfolio composition(1) was as follows:

Security Type	Percentage of Total Net Assets
Collateralized Mortgage Obligations	41.0%
Asset-Backed Securities	32.8%
U.S. Government Agency Securities	8.7%
Mortgage-Backed Securities(2)	7.1%
Corporate Debt Securities	5.9%
Cash Equivalents(3)	3.9%
Other Assets and Liabilities—Net(4)	0.6%

TOTAL	100.0%

(1) See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.

(2) For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

(3) Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements

(4) Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

MDT Funds—Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2006

Principal Amount		Value

	CORPORATE BONDS - 5.9%
	Consumer Cyclical - Automotive - 0.9%
$300,000	General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	$298,345
	Financial Institution - Banking - 1.2%
400,000	Washington Mutual Bank, 7.500%, 8/15/2006	400,257
	Financial Institution - Brokerage - 1.1%
375,000	Merrill Lynch & Co., Inc., Sr. Unsub., Series CORE, 5.898%, 1/31/2008	374,513
	Financial Institution - Finance Noncaptive - 2.7%
300,000	CIT Group, Inc., Unsecd. Note, 2.875%, 9/29/2006	298,811
350,000	International Lease Finance Corp., Note, 5.750%, 10/15/2006	349,970
290,000	SLM Corp., Note, Series A, 3.950%, 8/15/2008	281,296

	TOTAL	930,077
	TOTAL CORPORATE BONDS (Identified Cost $2,018,751)	2,003,192
	MORTGAGE-BACKED SECURITIES - 5.8%
26,271	Federal Home Loan Mortgage Corp., Pool A01379, 8.500%, 10/1/2010	26,668
121,584	Federal Home Loan Mortgage Corp., Pool A01858, 8.500%, 7/1/2021	128,811
93,763	Federal Home Loan Mortgage Corp., Pool C90493, 6.500%, 11/1/2021	94,959
378,751	Federal Home Loan Mortgage Corp., Pool E01538, 5.000%, 12/1/2018	368,643
49,593	Federal Home Loan Mortgage Corp., Pool E65440, 7.500%, 11/1/2010	50,712
232,754	Federal Home Loan Mortgage Corp., Pool E99748, 8.000%, 11/1/2015	239,681
59,540	Federal Home Loan Mortgage Corp., Pool G30067, 7.500%, 3/1/2017	61,843
142,673	Federal Home Loan Mortgage Corp., Pool M90766, 5.000%, 11/1/2007	141,183

Principal Amount		Value

	MORTGAGE-BACKED SECURITIES (continued)
$150,042	Federal Home Loan Mortgage Corp., Pool M90767, 4.500%, 11/1/2007	$147,657
559,723	Federal National Mortgage Association, Pool 254863, 4.000%, 8/1/2013	533,384
45,239	Federal National Mortgage Association, Pool 313806, 7.500%, 2/1/2014	45,341
42,218	Federal National Mortgage Association, Pool 512255, 7.500%, 9/1/2014	43,496
101,400	Federal National Mortgage Association, Pool 609554, 7.500%, 10/1/2016	104,470
5,874	Government National Mortgage Association, Pool 365841, 7.000%, 9/15/2008	5,917
6,181	Government National Mortgage Association, Pool 413575, 7.000%, 12/15/2010	6,277
	TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,056,300)	1,999,042
	GOVERNMENT AGENCIES - 8.7%
	Federal Home Loan Mortgage Corporation - 2.9%
1,000,000	Federal Home Loan Mortgage Corp., 4.625%, 2/21/2008	990,738
	Federal National Mortgage Association - 5.8%
1,000,000	Federal National Mortgage Association, Note, 4.375%, 10/15/2006	997,650
1,000,000	Federal National Mortgage Association, Note, Series 1, 3.625%, 3/15/2007	988,666

	TOTAL	1,986,316
	TOTAL GOVERNMENT AGENCIES (Identified Cost $2,980,539)	2,977,054

See Notes which are an integral part of the Financial Statements

MDT Funds—Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Principal Amount		Value

	ADJUSTABLE RATE MORTGAGES - 1.3%
	Federal Home Loan Mortgage Corporation - 0.9%
$45,829	Federal Home Loan Mortgage Corp. ARM 390260, 30 Year, 4.646%, 10/1/2030	$45,547
249,501	Federal Home Loan Mortgage Corp. ARM 420173, 30 Year, 5.75%, 4/1/2030	253,091
20,797	Federal Home Loan Mortgage Corp. ARM 420196, 5.31%, 11/01/2030	20,804

	TOTAL	319,442
	Federal National Mortgage Association - 0.4%
133,269	Federal National Mortgage Association ARM 316302, 6.825%, 11/01/2018	136,767
	TOTAL ADJUSTABLE RATE MORTGAGES (Identified Cost $457,641)	456,209
	ASSET-BACKED SECURITIES - 32.8%
	Auto Receivables - 11.9%
261,702	AmeriCredit Automobile Receivables Trust 2002-C, Class A4, 3.550%, 2/12/2009	259,415
723,549	Capital One Auto Finance Trust 2003-A, Class A4A, 2.470%, 1/15/2010	717,903
1,000,000	DaimlerChrysler Auto Trust 2004-C, Class A4, 3.280%, 12/8/2009	975,867
422,533	MMCA Automobile Trust 2002-2, Class C, 5.550%, 3/15/2010	418,904
1,000,000	Nissan Auto Receivables Owner Trust 2004-C, Class A4, 5.408%, 3/15/2010	1,001,214
722,670	WFS Financial Owner Trust 2003- 2, Class A4, 2.410%, 12/20/2010	716,834

	TOTAL	4,090,137
	Home Equity Loan - 20.9%
1,500,000	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.010%, 10/25/2034	1,453,406
275,565	Banc of America Mortgage Securities 2003-B, Class 2A2, 4.413%, 3/25/2033	270,716

Principal Amount		Value

	ASSET-BACKED SECURITIES (continued)
	Home Equity Loan (continued)
$35,363	CS First Boston Mortgage Securities Corp. 2002-26, Class 3A5, 6.260%, 10/25/2032	$35,397
200,000	CS First Boston Mortgage Securities Corp. 2003-11, Class 1A35, 5.500%, 6/25/2033	197,479
465,535	CS First Boston Mortgage Securities Corp. 2003-17, Class DB4, 5.378%, 6/25/2033	340,457
771,742	Citicorp Mortgage Securities, Inc. 2004-5, Class 4A1, 5.250%, 8/25/2034	758,359
698,711	Community Program Loan Trust 1987-A, Class A4, 4.500%, 10/1/2018	684,879
386,891	Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	384,372
194,465	Indymac Home Equity Loan Asset-Backed Trust 2004-C, Class 1A1, 5.695%, 3/25/2035	195,114
705,857	MASTR Asset Securitization Trust 2003-6, Class 9A1, 4.250%, 7/25/2033	684,406
500,000	People’s Choice Home Loan Securities Trust 2004-1, Class B1, 5.000%, 6/25/2034	481,865
76,721	Residential Funding Mortgage Securities I 2003-S7, Class A20, 4.000%, 5/25/2033	74,062
623,055	Ryland Mortgage Securities Corp. Four, Class E, 8.950%, 6/1/2017	621,350
944,845	Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.500%, 9/15/2024	965,211

	TOTAL	7,147,073
	TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,359,840)	11,237,210
	COLLATERALIZED MORTGAGE OBLIGATIONS - 41.0%
	Federal Home Loan Mortgage Corporation - 16.0%
43,697	Federal Home Loan Mortgage Corp. REMIC 1211 L, 7.000%, 3/15/2007	43,625

See Notes which are an integral part of the Financial Statements

MDT Funds—Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal Home Loan Mortgage Corporation (continued)
$9,710	Federal Home Loan Mortgage Corp. REMIC 141 D, 5.000%, 5/15/2021	$9,456
237,517	Federal Home Loan Mortgage Corp. REMIC 1595 D, 7.000%, 10/15/2013	244,053
82,495	Federal Home Loan Mortgage Corp. REMIC 1624 KZ, 6.000%, 12/15/2008	82,282
200,000	Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.000%, 2/15/2024	195,043
239,078	Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.000%, 11/15/2028	240,497
287,001	Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.500%, 8/15/2016	291,899
745,783	Federal Home Loan Mortgage Corp. REMIC 2508 EG, 4.500%, 6/15/2017	728,983
506,605	Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.000%, 1/15/2018	479,608
573,891	Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.250%, 4/15/2032	507,093
148,508	Federal Home Loan Mortgage Corp. REMIC 2648 TS, 9.015%, 7/15/2033	107,103
1,000,000	Federal Home Loan Mortgage Corp. REMIC 2663 LN, 4.500%, 1/15/2022	988,454
328,390	Federal Home Loan Mortgage Corp. REMIC 2676 JA, 4.000%, 8/15/2013	326,408
554,958	Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.000%, 6/15/2031	518,492
300,000	Federal Home Loan Mortgage Corp. REMIC 2695 DB, 4.000%, 9/15/2015	290,297
432,345	Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.000%, 2/15/2024	411,703

	TOTAL	5,464,996

Principal Amount		Value

	Federal National Mortgage Association - 24.4%
$429,568	Federal National Mortgage Association REMIC 1990-28 X, 9.000%, 3/25/2020	$464,618
9,358	Federal National Mortgage Association REMIC 1991-141 PZ, 8.000%, 10/25/2021	9,897
227,319	Federal National Mortgage Association REMIC 1992-162 D, 7.000%, 9/25/2022	233,517
219,941	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	242,520
85,000	Federal National Mortgage Association REMIC 1993-135 PJ, 6.500%, 7/25/2008	84,878
14,723	Federal National Mortgage Association REMIC 1993-179 FO, 5.658%, 10/25/2023	14,764
88,225	Federal National Mortgage Association REMIC 1993-204 VE, 6.100%, 2/25/2009	88,178
250,000	Federal National Mortgage Association REMIC 1993-49 H, 7.000%, 4/25/2013	254,976
311,337	Federal National Mortgage Association REMIC 1993-68 PL, 7.000%, 5/25/2008	312,806
123,848	Federal National Mortgage Association REMIC 1994-7 PG, 6.500%, 1/25/2009	123,981
1,331,973	Federal National Mortgage Association REMIC 1997-81 PD, 6.350%, 12/18/2027	1,361,745
200,000	Federal National Mortgage Association REMIC 2002-43 B, 6.000%, 7/25/2017	201,064
775,274	Federal National Mortgage Association REMIC 2002-52 FG, 5.885%, 9/25/2032	783,028
231,367	Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	210,764
922,562	Federal National Mortgage Association REMIC 2003-42 CA, 4.00%, 5/25/2033	827,810

See Notes which are an integral part of the Financial Statements

MDT Funds—Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2006

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Federal National Mortgage Association (continued)
$426,398	Federal National Mortgage Association REMIC 2003-47 FP, 5.672%, 9/25/2032	$426,990
417,682	Federal National Mortgage Association REMIC 2003-49 JE, 3.000%, 4/25/2033	370,840
684,368	Federal National Mortgage Association REMIC 2003-W12 1A6, 4.500%, 6/25/2043	672,785
416,243	Federal National Mortgage Association REMIC 2004-2 JA, 5.000%, 2/25/2024	383,057
448,571	Federal National Mortgage Association REMIC G-41 PT, 7.500%, 10/25/2021	460,322
487,125	Federal National Mortgage Association REMIC G92-44 ZQ, 8.000%, 7/25/2022	516,624
306,860	Federal National Mortgage Association REMIC G92-54 ZQ, 7.500%, 9/25/2022	317,568

	TOTAL	8,362,732
	Government National Mortgage Association - 0.6%
192,038	Government National Mortgage Association REMIC 2000-9 PB, 7.500%, 6/16/2026	192,711
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Identified Cost $14,369,655)	14,020,439

Shares		Value
	MUTUAL FUND - 3.9%
1,325,198	SSgA Prime Money Market Fund (At Net Asset Value)	$1,325,198
	Total Investments - 99.4% (Identified Cost $34,567,924)(1)	34,018,344
	Other Assets and Liabilities - Net - 0.6%	196,096
	TOTAL NET ASSETS - 100%	$34,214,440

(1) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2006.

The following acronyms are used throughout this portfolio:

ARM - Adjustable Rate Mortgage

REMIC - Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

[THIS PAGE INTENTIONALLY LEFT BLANK.]

MDT Funds

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2006

	All Cap Core Fund	Tax Aware/ All Cap Core Fund	Large Cap Growth Fund
Assets:
Total investments in securities, at value	$193,041,688	$4,780,817	$655,995
Cash	103,301	981	14,959
Income receivable	40,854	2,251	204
Receivable for investments sold	11,268,790	241,868	13,088
Receivable for shares sold	1,895,935	5,420	—

Total Assets	206,350,568	5,031,337	684,246

Liabilities:
Payable for investments purchased	13,494,713	245,343	41,005
Payable for shares redeemed	47,470	—	—
Payable for investment adviser fee (Note 5)	74,159	—	—
Payable for Directors’/Trustees’ fees	15,438	556	315
Payable for distribution services fee (Note 5)	56,216	1,496	122
Accrued expenses	95,633	10,324	8,025

Total Liabilities	13,783,629	257,719	49,467

Net Assets	$192,566,939	$4,773,618	$634,779

Net Assets Consist Of:
Paid-in capital	$182,169,438	$4,776,965	$632,723
Net unrealized appreciation (depreciation) of investments	1,662,388	294,647	(13,048)
Accumulated net realized gain (loss) on investments	8,735,113	(297,994)	15,104
Undistributed net investment income	—	—	—

Total Net Assets	$192,566,939	$4,773,618	$634,779

Net Assets:
Institutional Class	$42,655,540	$1,383,439	$305,327
Class A	101,722,579	2,060,928	182,542
Class C	48,188,820	1,329,251	146,910

Total Net Assets	$192,566,939	$4,773,618	$634,779

Shares Outstanding, $0.01 Par Value, Unlimited Shares Authorized:
Institutional Class	2,811,625	133,516	29,927
Class A	6,743,623	199,053	17,950
Class C	3,213,894	129,413	14,549

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share*
Institutional Class	$15.17	$10.36	$10.20
Class A	$15.08	$10.35	$10.17
Class C	$14.99	$10.27	$10.10

Offering Price Per Share*
Institutional Class	$15.17	$10.36	$10.20
Class A	$15.96**	$10.95**	$10.76**
Class C	$14.99	$10.27	$10.10

Redemption Proceeds Per Share*
Institutional Class	$15.17	$10.36	$10.20
Class A	$15.08	$10.35	$10.17
Class C	$14.84***	$10.17***	$10.00***

Investments, at identified cost	$191,379,300	$4,486,170	$669,043

* See “What Do Shares Cost?” in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption proceeds per share 99/100 of net asset value.

**** Computation of offering price per share 100/99 of net asset value.

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund	Small Cap Core Fund	Small Cap Growth Fund	Small Cap Value Fund	Balanced Fund	Short-Term Bond Fund

$345,977	$2,608,511	$739,120	$1,639,353	$79,448,500	$34,018,344
35	18	44	5	26,063	—
131	1,071	203	695	194,901	262,010
5,777	122,844	35,945	72,556	3,925,155	—
—	30,395	—	1,000	103,837	—

351,920	2,762,839	775,312	1,713,609	83,698,456	34,280,354

7,987	138,660	25,041	355,722	3,953,075	—
—	131	9,315	—	25,000	18,300
—	—	—	—	23,284	3,972
307	428	260	126	10,178	5,151
23	1,193	296	133	3,025	5
8,590	9,049	8,775	9,074	64,429	38,486

16,907	149,461	43,687	365,055	4,078,991	65,914

$335,013	$2,613,378	$731,625	$1,348,554	$79,619,465	$34,214,440

315,112	2,738,137	780,154	1,371,031	68,844,460	36,086,870
5,111	(51,560)	(27,404)	(14,500)	4,700,296	(549,580)
14,790	(73,199)	(21,125)	(7,977)	5,379,478	(1,360,424)
—	—	—	—	695,231	37,574

$335,013	$2,613,378	$731,625	$1,348,554	$79,619,465	$34,214,440

$225,283	$783,538	$226,639	$599,172	$73,747,134	$34,202,545
104,183	324,382	157,027	698,506	1,962,276	10,890
5,547	1,505,458	347,959	50,876	3,910,055	1,005

$335,013	$2,613,378	$731,625	$1,348,554	$79,619,465	$34,214,440

21,077	70,323	21,357	56,327	5,573,783	3,652,050
9,766	29,192	14,827	65,809	148,492	1,162
523	136,202	33,076	4,825	297,817	107

$10.69	$11.14	$10.61	$10.64	$13.23	$9.37
$10.67	$11.11	$10.59	$10.61	$13.21	$9.37
$10.60	$11.05	$10.52	$10.54	$13.13	$9.39

$10.69	$11.14	$10.61	$10.64	$13.23	$9.37
$11.29**	$11.76**	$11.21**	$11.23**	$13.98**	$9.46****
$10.60	$11.05	$10.52	$10.54	$13.13	$9.39

$10.69	$11.14	$10.61	$10.64	$13.23	$9.37
$10.67	$11.11	$10.59	$10.61	$13.21	$9.37
$10.49***	$10.94***	$10.41***	$10.43***	$13.00***	$9.30***

$340,866	$2,660,071	$766,524	$1,653,853	$74,748,204	$34,567,924

See Notes which are an integral part of the Financial Statements

MDT Funds

STATEMENTS OF OPERATIONS

For the Year Ended July 31, 2006

	All Cap Core Fund	Tax Aware/ All Cap Core Fund(1)	Large Cap Growth Fund(1)
Investment Income:
Dividends	$1,657,505	$29,517	$3,660
Interest	138,778	2,812	590

Total Investment Income	1,796,283	32,329	4,250

Expenses:
Investment adviser fee (Note 5)	880,635	21,398	2,936
Administrative personnel and services fee (Note 5)	134,169	11,368	9,879
Custodian fees	37,943	8,984	5,290
Transfer and dividend disbursing agent fees and expenses	140,916	4,052	2,469
Directors’/Trustees’ fees	41,237	895	408
Auditing fees	22,457	16,767	16,067
Legal fees	36,771	5,954	5,609
Portfolio accounting fees	125,074	5,048	3,405
Distribution services fee—Class A Shares (Note 5)	144,315	2,335	128
Distribution services fee—Class C Shares (Note 5)	171,064	4,550	206
Share registration costs	62,435	42,437	41,088
Printing and postage	27,544	427	261
Insurance premiums	10,772	46	46
Miscellaneous	4,828	75	79

Total Expenses	1,840,160	124,336	87,871

Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(55,328)	(21,398)	(2,936)
Waiver of administrative personnel and services fee (Note 5)	(1,729)	(9,254)	(9,428)
Waiver of custodian fees	—	(177)	(202)
Waiver of transfer and dividend disbursing agent fees and expenses	—	(1,449)	(1,591)
Waiver of portfolio accounting fees	—	(2,467)	(2,661)
Reimbursement of other operating expenses (Note 5)	—	(44,957)	(63,805)

Total Waivers and Reimbursement	(57,057)	(79,702)	(80,623)

Net Expenses	1,783,103	44,634	7,248

Net Investment Income (Loss)	13,180	(12,305)	(2,998)

Realized and Unrealized Gain (Loss) On Investments:
Net realized gain (loss) on investments	9,146,627	(297,994)	18,102
Net change in unrealized appreciation (depreciation) of investments	(7,090,736)	294,647	(13,048)

Net realized and unrealized gain (loss) on investments	2,055,891	(3,347)	5,054

Change in Net Assets Resulting from Operations	$2,069,071	$(15,652)	$2,056

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund(1)	Small Cap Core Fund(1)	Small Cap Growth Fund(1)	Small Cap Value Fund(1)	Balanced Fund	Short-Term Bond Fund

$2,925	$5,995	$1,367	$2,564	$838,271	$4,096
387	1,484	362	699	1,469,679	1,715,822

3,312	7,479	1,729	3,263	2,307,950	1,719,918

2,700	11,019	4,124	2,898	562,720	144,213
9,816	10,153	9,778	9,607	97,506	52,205
5,078	10,217	6,762	5,610	32,807	13,468
2,464	2,682	2,277	2,163	95,765	48,469
392	524	325	185	31,234	15,688
16,117	15,967	16,864	16,676	23,086	20,155
5,554	5,641	5,417	5,454	27,491	13,459
3,268	3,690	3,311	3,109	93,403	49,333
158	372	80	200	934	22
12	4,115	908	61	9,950	9
41,718	41,668	41,468	41,269	49,474	45,147
394	419	344	311	15,626	7,946
46	21	21	21	10,170	5,331
78	51	51	65	4,248	2,214

87,795	106,539	91,730	87,629	1,054,414	417,659

(2,700)	(11,019)	(4,124)	(2,898)	(102,760)	(65,614)
(9,438)	(9,342)	(9,420)	(9,409)	(6,109)	(7,996)
(203)	(189)	(201)	(199)	—	—
(1,607)	(1,545)	(1,584)	(1,573)	—	(343)
(2,656)	(2,557)	(2,639)	(2,639)	—	(1,169)
(65,695)	(61,844)	(66,924)	(66,607)	—	—

(82,299)	(86,496)	(84,892)	(83,325)	(108,869)	(75,122)

5,496	20,043	6,838	4,304	945,545	342,537

(2,184)	(12,564)	(5,109)	(1,041)	1,362,405	1,377,381

16,974	(73,199)	(21,125)	(7,977)	6,686,253	(254,484)
5,111	(51,560)	(27,404)	(14,500)	(3,917,876)	(380,825)

22,085	(124,759)	(48,529)	(22,477)	2,768,377	(635,309)

$19,901	$(137,323)	$(53,638)	$(23,518)	$4,130,782	$742,072

See Notes which are an integral part of the Financial Statements

MDT Funds—All Cap Core Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended July 31, 2006	For the Year Ended July 31, 2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,180	$79,323
Net realized gain on investments	9,146,627	5,555,605
Net change in unrealized appreciation/depreciation of investments	(7,090,736)	5,661,269

Change in net assets resulting from operations	2,069,071	11,296,197

Distributions to Shareholders:
Distributions from net investment income
Institutional Class	(42,291)	(118,739)
Class A Shares	(10,715)	(35,220)
Class C Shares	—	—
Distributions from net realized gain on investments
Institutional Class	(2,304,161)	(2,524,687)
Class A Shares	(2,312,213)	(1,244,084)
Class C Shares	(117,957)	—

Change in net assets resulting from distributions to shareholders	(4,787,337)	(3,922,730)

Share Transactions:
Proceeds from sale of shares	136,005,478	27,699,918
Net asset value of shares issued to shareholders in payment of distributions declared	4,703,047	3,900,963
Cost of shares redeemed	(19,541,548)	(6,016,961)

Change in net assets resulting from share transactions	121,166,977	25,583,920

Change in net assets	118,448,711	32,957,387

Net Assets:
Beginning of period	74,118,228	41,160,841

End of period	$192,566,939	$74,118,228

See Notes which are an integral part of the Financial Statements

MDT Funds—Tax Aware/All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Period Ended July 31, 2006(1)
	Tax Aware/ All Cap Core Fund	Large Cap Growth Fund	Mid Cap Growth Fund
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(12,305)	$(2,998)	$(2,184)
Net realized gain (loss) on investments	(297,994)	18,102	16,974
Net change in unrealized appreciation/depreciation of investments	294,647	(13,048)	5,111

Change in net assets resulting from operations	(15,652)	2,056	19,901

Share Transactions:
Proceeds from sale of shares	4,955,728	765,410	528,722
Net asset value of shares issued to shareholders in payment of distributions declared	—	—	—
Cost of shares redeemed	(166,458)	(132,687)	(213,610)

Change in net assets resulting from share transactions	4,789,270	632,723	315,112

Change in net assets	4,773,618	634,779	335,013

Net Assets:
Beginning of period	—	—	—

End of period	$4,773,618	$634,779	$335,013

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Period Ended July 31, 2006(1)
	Small Cap Core Fund	Small Cap Growth Fund	Small Cap Value Fund
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(12,564)	$(5,109)	$(1,041)
Net realized loss on investments	(73,199)	(21,125)	(7,977)
Net change in unrealized appreciation/depreciation on investments	(51,560)	(27,404)	(14,500)

Change in net assets resulting from operations	(137,323)	(53,638)	(23,518)

Share Transactions:
Proceeds from sale of shares	2,847,202	954,007	1,550,300
Net asset value of shares issued to shareholders in payment of distributions declared	—	—	—
Cost of shares redeemed	(96,501)	(168,744)	(178,228)

Change in net assets resulting from share transactions	2,750,701	785,263	1,372,072

Change in net assets	2,613,378	731,625	1,348,554

Net Assets:
Beginning of period	—	—	—

End of period	$2,613,378	$731,625	$1,348,554

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	For the Year Ended July 31, 2006	For the Year Ended July 31, 2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,362,405	$919,713
Net realized gain on investments	6,686,253	4,595,895
Net change in unrealized appreciation/depreciation of investments	(3,917,876)	3,979,958

Change in net assets resulting from operations	4,130,782	9,495,566

Distributions to Shareholders:
Distributions from net investment income
Institutional Class	(964,275)	(648,786)
Class A Shares	(12)	—
Class C Shares	(11)	—
Distributions from net realized gain on investments
Institutional Class	(4,964,729)	(4,839,470)
Class A Shares	(68)	—
Class C Shares	(68)	—

Change in net assets resulting from distributions to shareholders	(5,929,163)	(5,488,256)

Share Transactions:
Proceeds from sale of shares	13,083,928	9,738,462
Net asset value of shares issued to shareholders in payment of distributions declared	5,924,802	5,482,822
Cost of shares redeemed	(6,910,472)	(3,723,836)

Change in net assets resulting from share transactions	12,098,258	11,497,448

Change in net assets	10,299,877	15,504,758

Net Assets:
Beginning of period	69,319,588	53,814,830

End of period (including undistributed net investment income of $695,231 and $420,725, respectively)	$79,619,465	$69,319,588

See Notes which are an integral part of the Financial Statements

MDT Funds—Short-Term Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	For the Year Ended July 31, 2006	For the Year Ended July 31, 2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,377,381	$1,043,095
Net realized loss on investments	(254,484)	(55,274)
Net change in unrealized appreciation/depreciation on investments	(380,825)	(203,357)

Change in net assets resulting from operations	742,072	784,464

Distributions to Shareholders:
Distributions from net investment income
Institutional Class	(1,401,915)	(1,142,042)
Class A Shares	(357)	—
Class C Shares	(26)	—

Change in net assets resulting from distributions to shareholders	(1,402,298)	(1,142,042)

Share Transactions:
Proceeds from sale of shares	1,115,587	4,201,734
Net asset value of shares issued to shareholders in payment of distributions declared	1,401,206	1,137,724
Cost of shares redeemed	(5,029,666)	(5,499,835)

Change in net assets resulting from share transactions	(2,512,873)	(160,377)

Change in net assets	(3,173,099)	(517,955)

Net Assets:
Beginning of period	37,387,539	37,905,494

End of period (includes undistributed net investment income of $37,574 and $35,563, respectively)	$34,214,440	$37,387,539

See Notes which are an integral part of the Financial Statements

MDT Funds—All Cap Core Fund

FINANCIAL HIGHLIGHTS

(For a Share Outstanding Throughout Each Period)

	Institutional Class
	For the Year Ended July 31, 2006(1)	For the Year Ended July 31, 2005	For the Year Ended July 31, 2004	For the Period Ended July 31, 2003(1),(2)
Net asset value, beginning of period	$15.32	$13.55	$11.76	$10.00

Income from investment operations:
Net investment income	0.05(3)	0.03(3)	0.04	0.03
Net realized and unrealized gain on investments	0.70	2.87	2.05	1.75

Total from investment operations	0.75	2.90	2.09	1.78

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.03)	(0.01)
Distributions from net realized gain on investments	(0.88)	(1.08)	(0.27)	(0.01)

Total distributions	(0.90)	(1.13)	(0.30)	(0.02)

Net asset value, end of period	$15.17	$15.32	$13.55	$11.76

Total return(4)	4.85%	22.14%	17.78%	17.75%

Ratios to average net assets:
Net expenses	1.25%	1.25%	1.25%	1.33%(5)
Net investment income	0.28%	0.23%	0.30%	0.37%(5)
Expense waiver/reimbursement(6)	0.05%	0.04%	0.15%	0.85%(5)

Supplemental data
Net assets, end of period (000 omitted)	$42,656	$43,782	$31,532	$23,455
Portfolio turnover	212%	204%	96%	172%(7)

(1) The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

(2) Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

(3) Based on average shares outstanding.

(4) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(5) Computed on an annualized basis.

(6) This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

(7) Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

MDT Funds—All Cap Core Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Class A
	For the Year Ended July 31, 2006(1)	For the Year Ended July 31, 2005	For the Year Ended July 31, 2004	For the Period Ended July 31, 2003(1),(2)
Net asset value, beginning of period	$15.26	$13.52	$11.75	$10.17

Income from investment operations:
Net investment income (loss)	0.00(3),(4)	(0.00)(3), (4)	0.01	0.00(4)
Net realized and unrealized gain on investments	0.70	2.85	2.05	1.58

Total from investment operations	0.70	2.85	2.06	1.58

Less distributions:
Distributions from net investment income	(0.00)(4)	(0.03)	(0.02)	—
Distributions from net realized gain on investments	(0.88)	(1.08)	(0.27)	—

Total distributions	(0.88)	(1.11)	(0.29)	—

Net asset value, end of period	$15.08	$15.26	$13.52	$11.75

Total return(5)	4.59%	21.79%	17.53%	15.54%

Ratios to average net assets:
Net expenses	1.50%	1.50%	1.50%	1.50%(6)
Net investment income (loss)	0.03%	(0.02)%	0.05%	0.21%(6)
Expense waiver/reimbursement(7)	0.05%	0.04%	0.15%	0.84%(6)

Supplemental data
Net assets, end of period (000 omitted)	$101,723	$30,336	$9,628	$1,585
Portfolio turnover	212%	204%	96%	172%(8)

(1) The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

(2) Reflects operations for the period from February 12, 2003 (date of initial public investment) to July 31, 2003.

(3) Based on average shares outstanding.

(4) Represents less than $0.01.

(5) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(6) Computed on an annualized basis.

(7) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(8) Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

MDT Funds—All Cap Core Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout the Period)

Class C
For the Period Ended July 31, 2006(1)
Net asset value, beginning of period	$15.25

Income from investment operations:
Net investment income (loss)	(0.10)(2)
Net realized and unrealized gain on investments	0.72

Total from investment operations	0.62

Less distributions:
Distributions from net realized gain on investments	(0.88)

Net asset value, end of period	$14.99

Total return(3)	4.01%

Ratios to average net assets:
Net expenses	2.25%(4)
Net investment income (loss)	(0.72)%(4)
Expense waiver/reimbursement(5)	0.05%(4)

Supplemental data
Net assets, end of period (000 omitted)	$48,189
Portfolio turnover(6)	212%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Tax Aware/All Cap Core Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class	Class A	Class C
	Period Ended July 31, 2006(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)(2)	(0.05)(2)	(0.13)(2)
Net realized and unrealized gain on investments	0.39	0.40	0.40

Total from investment operations	0.36	0.35	0.27

Net asset value, end of period	$10.36	$10.35	$10.27

Total return(3)	3.60%	3.50%	2.70%

Ratios to average net assets:
Net expenses	1.76%(4)	2.01%(4)	2.76%(4)
Net investment income (loss)	(0.25)%(4)	(0.50)%(4)	(1.25)%(4)
Expense waiver/reimbursement(5)	3.71%(4)	3.71%(4)	3.71%(4)

Supplemental data
Net assets, end of period (000 omitted)	$1,383	$2,061	$1,329
Portfolio turnover(6)	182%	182%	182%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class	Class A	Class C
	Period Ended July 31, 2006(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	(0.07)(2)	(0.10)(2)	(0.19)(2)
Net realized and unrealized gain on investments	0.27	0.27	0.29

Total from investment operations	0.20	0.17	0.10

Net asset value, end of period	$10.20	$10.17	$10.10

Total return(3)	2.00%	1.70%	1.00%

Ratios to average net assets:
Net expenses	1.76%(4)	2.01%(4)	2.76%(4)
Net investment income (loss)	(0.68)%(4)	(0.93)%(4)	(1.68)%(4)
Expense waiver/reimbursement(5)	20.55%(4)	20.55%(4)	20.55%(4)

Supplemental data
Net assets, end of period (000 omitted)	$305	$183	$147
Portfolio turnover(6)	237%	237%	237%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class	Class A	Class C
	Period Ended July 31, 2006(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	(0.07)(2)	(0.09)(2)	(0.17)(2)
Net realized and unrealized gain on investments	0.76	0.76	0.77

Total from investment operations	0.69	0.67	0.60

Net asset value, end of period	$10.69	$10.67	$10.60

Total return(3)	6.90%	6.70%	6.00%

Ratios to average net assets:
Net expenses	1.77%(4)	2.02%(4)	2.77%(4)
Net investment income (loss)	(0.67)%(4)	(0.92)%(4)	(1.67)%(4)
Expense waiver/reimbursement(5)	27.33%(4)	27.33%(4)	27.33%(4)

Supplemental data
Net assets, end of period (000 omitted)	$225	$104	$6
Portfolio turnover(6)	201%	201%	201%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Core Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class	Class A	Class C
	Period Ended July 31, 2006(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	(0.10)(2)	(0.13)(2)	(0.23)(2)
Net realized and unrealized gain on investments	1.24	1.24	1.28

Total from investment operations	1.14	1.11	1.05

Net asset value, end of period	$11.14	$11.11	$11.05

Total return(3)	11.40%	11.10%	10.50%

Ratios to average net assets:
Net expenses	1.76%(4)	2.01%(4)	2.76%(4)
Net investment income (loss)	(0.91)%(4)	(1.16)%(4)	(1.91)%(4)
Expense waiver/reimbursement(5)	9.41%(4)	9.41%(4)	9.41%(4)

Supplemental data
Net assets, end of period (000 omitted)	$784	$324	$1,505
Portfolio turnover(6)	209%	209%	209%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Growth Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class	Class A	Class C
	Period Ended July 31, 2006(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	(0.13)(2)	(0.17)(2)	(0.26)(2)
Net realized and unrealized gain on investments	0.74	0.76	0.78

Total from investment operations	0.61	0.59	0.52

Net asset value, end of period	$10.61	$10.59	$10.52

Total return(3)	6.10%	5.90%	5.20%

Ratios to average net assets:
Net expenses	1.77%(4)	2.02%(4)	2.77%(4)
Net investment income (loss)	(1.25)%(4)	(1.50)%(4)	(2.25)%(4)
Expense waiver/reimbursement(5)	25.65%(4)	25.65%(4)	25.65%(4)

Supplemental data
Net assets, end of period (000 omitted)	$227	$157	$348
Portfolio turnover(6)	157%	157%	157%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Small Cap Value Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class	Class A	Class C
	Period Ended July 31, 2006(1)
Net asset value, beginning of period	$10.00	$10.00	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)(2)	(0.07)(2)	(0.15)(2)
Net realized and unrealized gain on investments	0.67	0.68	0.69

Total from investment operations	0.64	0.61	0.54

Net asset value, end of period	$10.64	$10.61	$10.54

Total return(3)	6.40%	6.10%	5.40%

Ratios to average net assets:
Net expenses	1.75%(4)	2.00%(4)	2.75%(4)
Net investment income (loss)	(0.34)%(4)	(0.59)%(4)	(1.34)%(4)
Expense waiver/reimbursement(5)	34.07%(4)	34.07%(4)	34.07%(4)

Supplemental data
Net assets, end of period (000 omitted)	$599	$699	$51
Portfolio turnover(6)	124%	124%	124%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class
	For the Year Ended July 31, 2006(1)	For the Year Ended July 31, 2005	For the Year Ended July 31, 2004	For the Period Ended July 31, 2003(1),(2)
Net asset value, beginning of period	$13.60	$12.82	$11.36	$10.00

Income from investment operations:
Net investment income	0.24(3)	0.20	0.13	0.13
Net realized and unrealized gain on investments	0.50	1.87	1.61	1.28

Total from investment operations	0.74	2.07	1.74	1.41

Less distributions:
Distributions from net investment income	(0.18)	(0.15)	(0.15)	(0.05)
Distributions from net realized gain on investments	(0.93)	(1.14)	(0.13)	(0.00)(4)

Total distributions	(1.11)	(1.29)	(0.28)	(0.05)

Net asset value, end of period	$13.23	$13.60	$12.82	$11.36

Total return(5)	5.62%	16.81%	15.37%	14.18%

Ratios to average net assets:
Net expenses	1.25%	1.19%	1.17%	1.47%(6)
Net investment income	1.82%	1.54%	1.03%	1.50%(6)
Expense waiver/reimbursement(7)	0.14%	—	—	—

Supplemental data
Net assets, end of period (000 omitted)	$73,747	$69,320	$53,815	$41,474
Portfolio turnover	139%	127%	78%	124%(8)

(1) The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

(2) Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

(3) Based on average shares outstanding.

(4) Represents less than $0.01.

(5) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(6) Computed on an annualized basis.

(7) This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

(8) Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

MDT Funds—Balanced Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Class A	Class C
	For the Period Ended July 31, 2006(1)
Net asset value, beginning of period	$13.67	$13.67

Income from investment operations:
Net investment income	0.18(2)	0.10(2)
Net realized and unrealized gain on investments	0.46	0.44

Total from investment operations	0.64	0.54

Less distributions:
Distributions from net investment income	(0.17)	(0.15)
Distributions from net realized gain on investments	(0.93)	(0.93)

Total distributions	(1.10)	(1.08)

Net asset value, end of period	$13.21	$13.13

Total return(3)	4.85%	4.04%

Ratios to average net assets:
Net expenses	1.50%(4)	2.25%(4)
Net investment income	1.60%(4)	0.85%(4)
Expense waiver/reimbursement(5)	0.17%(4)	0.17%(4)

Supplemental data
Net assets, end of period (000 omitted)	$1,962	$3,910
Portfolio turnover(6)	139%	139%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds—Short-Term Bond Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Institutional Class
	For the Year Ended July 31, 2006(1)	For the Year Ended July 31, 2005	For the Year Ended July 31, 2004	For the Period Ended July 31, 2003(1),(2)
Net asset value, beginning of period	$9.54	$9.63	$9.86	$10.00

Income from investment operations:
Net investment income	0.37	0.27	0.06	0.15
Net realized and unrealized gain (loss) on investments	(0.17)	(0.06)	0.02	(0.07)

Total from investment operations	0.20	0.21	0.08	0.08

Less distributions:
Distributions from net investment income	(0.37)	(0.30)	(0.15)	(0.22)
Distributions from net realized gain on investments	—	—	(0.16)	—

Total distributions	(0.37)	(0.30)	(0.31)	(0.22)

Net asset value, end of period	$9.37	$9.54	$9.63	$9.86

Total return(3)	2.13%	2.20%	0.86%	0.82%

Ratios to average net assets:
Net expenses	0.95%	0.92%	0.95%	0.95%(4)
Net investment income	3.83%	2.86%	0.66%	2.03%(4)
Expense waiver/reimbursement(5)	0.21%	0.01%	0.06%	0.03%(4)

Supplemental data
Net assets, end of period (000 omitted)	$34,203	$37,388	$37,905	$45,750
Portfolio turnover	47%	52%	97%	69%(6)

(1) The year ended July 31, 2006 and the period ended July 31, 2003 were audited by Ernst & Young LLP. The years ended July 31, 2004 and 2005 were audited by another independent registered public accounting firm.

(2) Reflects operations for the period from October 1, 2002 (date of initial public investment) to July 31, 2003.

(3) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(4) Computed on an annualized basis.

(5) This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

(6) Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended July 31, 2003.

See Notes which are an integral part of the Financial Statements

MDT Funds—Short-Term Bond Fund

FINANCIAL HIGHLIGHTS (continued)

(For a Share Outstanding Throughout Each Period)

	Class A	Class C
	For the Period Ended July 31, 2006(1)
Net asset value, beginning of period	$9.58	$9.58

Income from investment operations:
Net investment income	0.30	0.24
Net realized and unrealized gain (loss) on investments	(0.20)	(0.18)

Total from investment operations	0.10	0.06

Less distributions:
Distributions from net investment income	(0.31)	(0.25)

Net asset value, end of period	$9.37	$9.39

Total return(2)	1.11%	0.61%

Ratios to average net assets:
Net expenses	1.21%(3)	1.96%(3)
Net investment income	3.63%(3)	2.88%(3)
Expense waiver/reimbursement(4)	0.24%(3)	0.24%(3)

Supplemental data
Net assets, end of period (000 omitted)	$11	$1
Portfolio turnover(5)	47%	47%

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(3) Computed on an annualized basis.

(4) This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

(5) Portfolio turnover is calculated at the Fund level. Percentages indicated were calculated for the year ended July 31, 2006.

See Notes which are an integral part of the Financial Statements

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS

July 31, 2006

1. ORGANIZATION

MDT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios (individually referred to as a “Fund”, and collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
MDT All Cap Core Fund (“All Cap Core Fund”)	diversified	Long-term capital appreciation
MDT Tax Aware / All Cap Core Fund (“Tax Aware / All Cap Core Fund”)	diversified	Long-term capital appreciation while seeking to minimize the impact of taxes
MDT Large Cap Growth Fund (“Large Cap Growth Fund”)	diversified	Long-term capital appreciation
MDT Mid Cap Growth Fund (“Mid Cap Growth Fund”)	diversified	Long-term capital appreciation
MDT Small Cap Core Fund (“Small Cap Core Fund”)	diversified	Long-term capital appreciation
MDT Small Cap Growth Fund (“Small Cap Growth Fund”)	diversified	Long-term capital appreciation
MDT Small Cap Value Fund (“Small Cap Value Fund”)	diversified	Long-term capital appreciation
MDT Balanced Fund (“Balanced Fund”)	diversified	Long term growth through capital appreciation and current income
MDT Short-Term Bond Fund (“Short-Term Bond Fund”)	diversified	Capital preservation and current income

The Tax Aware/All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund and Small Cap Value Fund commenced operations on September 15, 2005. All Cap Core Fund commenced offering Class C Shares on September 15, 2005, and Balanced Fund and Short-Term Bond Fund commenced offering Class A Shares and Class C Shares on September 15, 2005.

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund offers three classes of shares: Institutional Class, Class A Shares and Class C Shares. All shares within each Fund have equal rights with respect to voting, except on class-specific matters.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations

Domestic and foreign equity securities (including shares of ETFs) are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated to U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. From August 1, 2005 through July 14, 2006 the Funds’ prices were furnished by an independent pricing service and were intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. After July 14, 2006, the Funds generally value fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid annually for each Fund except the Short-Term Bond Fund. The Short-Term Bond Fund declares and pays dividends monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

All Cap Core Fund—Institutional Class
	Year Ended July 31, 2006		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	353,848	$5,425,707	533,336	$7,489,650
Shares issued to shareholders in payment of distributions declared	153,643	2,324,618	187,453	2,639,341
Shares redeemed	(553,530)	(8,427,259)	(189,430)	(2,701,167)

Net change resulting from Institutional Class transactions	(46,039)	$(676,934)	531,359	$7,427,824

All Cap Core Fund—Class A Shares
	Year Ended July 31, 2006		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	5,300,192	$80,863,412	1,420,090	$20,210,268
Shares issued to shareholders in payment of distributions declared	150,057	2,261,363	89,795	1,261,622
Shares redeemed	(694,341)	(10,529,747)	(234,345)	(3,315,794)

Net change resulting from Class A Share transactions	4,755,908	$72,595,028	1,275,540	$18,156,096

All Cap Core Fund—Class C Shares
	Period Ended July 31, 2006(1)		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	3,245,159	$49,716,359	—	$—
Shares issued to shareholders in payment of distributions declared	7,778	117,066	—	—
Shares redeemed	(39,043)	(584,542)	—	—

Net change resulting from Class C Share transactions	3,213,894	$49,248,883	—	$—

Net change resulting from share transactions	7,923,763	$121,166,977	1,806,899	$25,583,920

Tax Aware/All Cap Core Fund—Institutional Class
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	134,445	$1,376,578
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(929)	(9,501)

Net change resulting from Institutional Class transactions	133,516	$1,367,077

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Tax Aware/All Cap Core Fund—Class A Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	212,325	$2,205,037
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(13,272)	(135,352)

Net change resulting from Class A Share transactions	199,053	$2,069,685

Tax Aware/All Cap Core Fund—Class C Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	131,487	$1,374,113
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(2,074)	(21,605)

Net change resulting from Class C Share transactions	129,413	$1,352,508

Net change resulting from share transactions	461,982	$4,789,270

Large Cap Growth Fund—Institutional Class
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	40,934	$407,353
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(11,007)	(118,788)

Net change resulting from Institutional Class transactions	29,927	$288,565

Large Cap Growth Fund—Class A Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	19,173	$206,989
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(1,223)	(12,810)

Net change resulting from Class A Share transactions	17,950	$194,179

Large Cap Growth Fund—Class C Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	14,649	$151,068
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(100)	(1,089)

Net change resulting from Class C Share transactions	14,549	$149,979

Net change resulting from share transactions	62,426	$632,723

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Mid Cap Growth Fund—Institutional Class
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	31,504	$316,914
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(10,427)	(115,165)

Net change resulting from Institutional Class transactions	21,077	$201,749

Mid Cap Growth Fund—Class A Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	18,783	$206,180
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(9,017)	(98,445)

Net change resulting from Class A Share transactions	9,766	$107,735

Mid Cap Growth Fund—Class C Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	523	$5,628
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	—	—

Net change resulting from Class C Share transactions	523	$5,628

Net change resulting from share transactions	31,366	$315,112

Small Cap Core Fund—Institutional Class
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	75,245	$874,307
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(4,922)	(55,079)

Net change resulting from Institutional Class transactions	70,323	$819,228

Small Cap Core Fund—Class A Shares:
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	32,910	$383,376
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(3,718)	(40,206)

Net change resulting from Class A Share transactions	29,192	$343,170

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Small Cap Core Fund—Class C Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	136,302	$1,589,519
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(100)	(1,216)

Net change resulting from Class C Share transactions	136,202	$1,588,303

Net change resulting from share transactions	235,717	$2,750,701

Small Cap Growth Fund—Institutional Class
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	33,093	$353,962
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(11,736)	(133,278)

Net change resulting from Institutional Class transactions	21,357	$220,684

Small Cap Growth Fund—Class A Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	17,938	$198,850
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(3,111)	(34,280)

Net change resulting from Class A Share transactions	14,827	$164,570

Small Cap Growth Fund—Class C Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	33,176	$401,195
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(100)	(1,186)

Net change resulting from Class C Share transactions	33,076	$400,009

Net change resulting from share transactions	69,260	$785,263

Small Cap Value Fund—Institutional Class
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	69,922	$747,384
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(13,595)	(150,455)

Net change resulting from Institutional Class transactions	56,327	$596,929

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Small Cap Value Fund—Class A Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	68,354	$751,222
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	(2,545)	(27,773)

Net change resulting from Class A Share transactions	65,809	$723,449

Small Cap Value Fund—Class C Shares
	Period Ended July 31, 2006(1)
	Shares	Amount
Shares sold	4,825	$51,694
Shares issued to shareholders in payment of distributions declared	—	—
Shares redeemed	—	—

Net change resulting from Class C Share transactions	4,825	$51,694

Net change resulting from share transactions	126,961	$1,372,072

Balanced Fund—Institutional Class
	Year Ended July 31, 2006		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	533,396	$7,149,815	755,806	$9,738,462
Shares issued to shareholders in payment of distributions declared	457,148	5,924,643	427,344	5,482,822
Shares redeemed	(513,140)	(6,866,506)	(285,202)	(3,723,836)

Net change resulting from Institutional Class transactions	477,404	$6,207,952	897,948	$11,497,448

Balanced Fund—Class A Shares
	Period Ended July 31, 2006(1)		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	149,529	$1,973,594	—	$—
Shares issued to shareholders in payment of distributions declared	6	80	—	—
Shares redeemed	(1,043)	(13,564)	—	—

Net change resulting from Class A Share transactions	148,492	$1,960,110	—	$—

Balanced Fund—Class C Shares
	Period Ended July 31, 2006(1)		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	300,157	$3,960,519	—	$—
Shares issued to shareholders in payment of distributions declared	6	79	—	—
Shares redeemed	(2,346)	(30,402)	—	—

Net change resulting from Class C Share transactions	297,817	$3,930,196	—	$—

Net change resulting from share transactions	923,713	$12,098,258	897,948	$11,497,448

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Short-Term Bond Fund—Institutional Class
	Year Ended July 31, 2006		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	115,694	$1,103,812	437,662	$4,201,734
Shares issued to shareholders in payment of distributions declared	148,121	1,400,824	118,493	1,137,724
Shares redeemed	(530,911)	(5,029,666)	(571,611)	(5,499,835)

Net change resulting from Institutional Class transactions	(267,096)	$(2,525,030)	(15,456)	$(160,377)

Short-Term Bond Fund—Class A Shares
	Period Ended July 31, 2006(1)		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	1,124	$10,775	—	$—
Shares issued to shareholders in payment of distributions declared	38	357	—	—
Shares redeemed	—	—	—	—

Net change resulting from Class A Share transactions	1,162	$11,132	—	$—

Short-Term Bond Fund—Class C Shares
	Period Ended July 31, 2006(1)		Year Ended July 31, 2005
	Shares	Amount	Shares	Amount
Shares sold	104	$1,000	—	$—
Shares issued to shareholders in payment of distributions declared	3	25	—	—
Shares redeemed	—	—	—	—

Net change resulting from Class C Share transactions	107	$1,025	—	$—

Net change resulting from share transactions	(265,827)	$(2,512,873)	(15,456)	$(160,377)

(1) Reflects operations for the period from September 15, 2005 (date of initial public investment) to July 31, 2006.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for ordinary losses netted to short-term capital gains and reclass of paydown gains/losses.

For the year ended July 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase (Decrease)
Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
All Cap Core Fund	$2	$39,826	$(39,828)
Tax Aware/All Cap Core Fund	(12,305)	12,305	—
Large Cap Growth Fund	—	2,998	(2,998)
Mid Cap Growth Fund	—	2,184	(2,184)
Small Cap Core Fund	(12,564)	12,564	—
Small Cap Growth Fund	(5,109)	5,109	—
Small Cap Value Fund	(1,041)	1,041	—
Balanced Fund	—	(123,601)	123,601
Short-Term Bond Fund	—	26,928	(26,928)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended July 31, 2006, and 2005 were as follows:

Fund	2006		2005
	Ordinary Income(1)	Long-Term Capital Gains	Ordinary Income(1)	Long-Term Capital Gains
All Cap Core Fund	$2,698,954	$2,088,383	$1,990,048	$1,932,682
Balanced Fund	2,863,368	3,065,795	2,527,022	2,961,234
Short-Term Bond Fund	1,402,298	—	1,142,042	—

(1) For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2006, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Post- October Losses	Capital Loss Carryforward	Other Temporary Adjustments
All Cap Core Fund	$4,625,241	$4,451,262	$1,320,999	$—	$—	$—
Tax Aware/All Cap Core Fund	—	—	290,487	(290,889)	(2,945)	—
Large Cap Growth Fund	16,213	—	(14,157)	—	—	—
Mid Cap Growth Fund	15,073	—	4,828	—	—	—
Small Cap Core Fund	—	—	(62,649)	(60,781)	(1,329)	—
Small Cap Growth Fund	—	—	(29,485)	(17,284)	(1,761)	—
Small Cap Value Fund	—	—	(16,684)	(5,541)	(252)	—
Balanced Fund	2,843,870	3,360,813	4,571,709	—	—	(1,387)[1]
Short-Term Bond Fund	39,326	—	(549,580)	(227,586)	(779,861)	(354,729)[2]

1 For the Balanced Fund, Other Temporary Adjustments include amortization of organization costs and prior year paydown adjustments.

2 For the Short-Term Bond Fund, Other Temporary Adjustments include amortization of organization costs, paydown gain/loss deferral and a prior year trade date adjustment.

For federal income tax purposes the following amounts apply as of July 31, 2006:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Cap Core Fund	$191,720,689	$9,710,202	$8,389,203	$1,320,999
Tax Aware/All Cap Core Fund	4,490,330	303,649	13,162	290,487
Large Cap Growth Fund	670,152	19,539	33,696	(14,157)
Mid Cap Growth Fund	341,149	17,571	12,743	4,828
Small Cap Core Fund	2,671,160	98,909	161,558	(62,649)
Small Cap Growth Fund	768,605	34,054	63,539	(29,485)
Small Cap Value Fund	1,656,037	30,986	47,670	(16,684)
Balanced Fund	74,876,791	7,024,753	2,453,044	4,571,709
Short-Term Bond Fund	34,567,924	60,013	609,593	(549,580)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At July 31, 2006, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Capital Loss Carryforward to expire in 2012	Capital Loss Carryforward to expire in 2013	Capital Loss Carryforward to expire in 2014	Total Capital Loss Carryforward
Tax Aware/All Cap Core Fund	$—	$—	$2,945	$2,945
Small Cap Core Fund	—	—	1,329	1,329
Small Cap Growth Fund	—	—	1,761	1,761

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Fund	Capital Loss Carryforward to expire in 2012	Capital Loss Carryforward to expire in 2013	Capital Loss Carryforward to expire in 2014	Total Capital Loss Carryforward
Small Cap Value Fund	$—	$—	$252	$252
Short-Term Bond Fund	408,592	115,550	255,719	779,861

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Post-October losses deferred to August 1, 2006 are as follows:

Fund	Post-October Losses
Tax Aware/All Cap Core Fund	$290,889
Small Cap Core Fund	60,781
Small Cap Growth Fund	17,284
Small Cap Value Fund	5,541
Short-Term Bond Fund	227,586

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated MDTA LLC, (the “Adviser”) receives for its services an annual investment adviser fee equal to the percentage of each Fund’s average daily net assets as follows:

Fund	Annual Rate
All Cap Core Fund	0.75%
Tax Aware/All Cap Core Fund	1.00%
Large Cap Growth Fund	0.75%
Mid Cap Growth Fund	0.90%
Small Cap Core Fund	1.25%
Small Cap Growth Fund	1.25%
Small Cap Value Fund	1.25%
Balanced Fund	0.75%
Short-Term Bond Fund	0.40%

Prior to close of business on July 14, 2006, the Funds’ investment adviser was MDTA LLC. After the close of business on July 14, 2006, MDTA LLC was acquired by Federated MDTA LLC, a wholly owned subsidiary of Federated Investors, Inc. MDTA LLC changed its name to Federated MDTA LLC, which does business as MDTA Advisers. The annual rate did not change due to this reorganization.

The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which each Fund’s annual operating expenses exceed the following levels of the average daily net assets of the Funds:

Fund	Institutional Class	Class A Shares	Class C Shares
All Cap Core Fund	1.25%	1.50%	2.25%
Tax Aware/All Cap Core Fund	1.80%	2.05%	2.80%
Large Cap Growth Fund	1.80%	2.05%	2.80%
Mid Cap Growth Fund	1.80%	2.05%	2.80%
Small Cap Core Fund	1.80%	2.05%	2.80%
Small Cap Growth Fund	1.80%	2.05%	2.80%
Small Cap Value Fund	1.80%	2.05%	2.80%
Balanced Fund	1.25%	1.50%	2.25%
Short-Term Bond Fund	0.95%	1.20%	1.95%

In addition, the Adviser may voluntarily choose to waive and/or reimburse any portion of its fee. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

For the year ended July 31, 2006, the Adviser voluntarily waived and/or reimbursed all or a portion of its fee for the following Funds:

Fund	Adviser Fee Waiver/Reimbursement
All Cap Core Fund	$55,328
Tax Aware/All Cap Core Fund	66,355
Large Cap Growth Fund	66,741
Mid Cap Growth Fund	68,395
Small Cap Core Fund	72,863
Small Cap Growth Fund	71,048
Small Cap Value Fund	69,505
Balanced Fund	102,760
Short-Term Bond Fund	65,614

The Adviser has agreed to keep these limitations in place through November 30, 2006. For a period of three years after the fiscal year in which the Adviser waives or reimburses Fund expenses, the Adviser may seek reimbursement from that Fund to the extent that the Fund’s total annual operating expenses are less than the expense limitation in effect at the time of the waiver or reimbursement.

Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

Fund	Expires July 31, 2007	Expires July 31, 2008	Expires July 31, 2009	Total
All Cap Core Fund	$53,361	$24,400	$55,328	$133,089
Tax Aware/All Cap Core Fund	—	—	66,355	66,355
Large Cap Growth Fund	—	—	66,741	66,741
Mid Cap Growth Fund	—	—	68,395	68,395
Small Cap Core Fund	—	—	72,863	72,863
Small Cap Growth Fund	—	—	71,048	71,048
Small Cap Value Fund	—	—	69,505	69,505
Balanced Fund	—	—	102,760	102,760
Short-Term Bond Fund	—	—	65,614	65,614

Administrative Fee

Effective July 15, 2006, Federated Administrative Services (FAS), under the Administrative Services Agreement (the “Agreement”), provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. The fee for the period from July 15, 2006 through July 31, 2006 was pro-rated. During the period from July 15, 2006 through July 31, 2006, the administrator contractually agreed to waive the portion of its fee which it would otherwise be entitled to receive from each Fund under the Agreement. The level of fees payable by the Funds, collectively to FAS, for the period will not exceed the level of fees which the Funds would have paid during the period to its previous service provider under its previous administrative services contract. For the period from July 15, 2006 to July 31, 2006, the net fee paid to FAS is based on the average aggregate daily net assets of the Funds as specified below:

Fund	Percentage of Average Daily Net Assets of Fund
All Cap Core Fund	0.084%
Tax Aware/All Cap Core Fund	0.078%

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Fund	Percentage of Average Daily Net Assets of Fund
Large Cap Growth Fund	0.093%
Mid Cap Growth Fund	0.139%
Small Cap Core Fund	0.087%
Small Cap Growth Fund	0.115%
Small Cap Value Fund	0.043%
Balanced Fund	0.094%
Short-Term Bond Fund	0.091%

For the period from July 15, 2006 to July 31, 2006, the net fee paid to FAS was as follows:

Fund	Administrative Fee Paid
All Cap Core Fund	$6,375
Tax Aware/All Cap Core Fund	150
Large Cap Growth Fund	23
Mid Cap Growth Fund	19
Small Cap Core Fund	90
Small Cap Growth Fund	34
Small Cap Value Fund	19
Balanced Fund	3,000
Short-Term Bond Fund	1,275

Prior to July 15, 2006, U.S. Bancorp Fund Services LLC provided administrative services to the Funds. For the period from August 1, 2005 to July 14, 2006, the net fee paid to U.S. Bancorp Fund Services LLC was as follows:

Fund	Administrative Fee Paid
All Cap Core Fund	$126,065
Tax Aware/All Cap Core Fund	1,964
Large Cap Growth Fund	428
Mid Cap Growth Fund	359
Small Cap Core Fund	721
Small Cap Growth Fund	324
Small Cap Value Fund	179
Balanced Fund	88,397
Short-Term Bond Fund	42,934

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Distribution Services Fee

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Funds’ Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule, annually, to compensate FSC:

Fund & Share Class Name	Percentage of Average Daily Net Assets of Class
All Cap Core Fund Class A Shares	0.25%
All Cap Core Fund Class C Shares	1.00%
Tax Aware/All Cap Core Fund Class A Shares	0.35%
Tax Aware/All Cap Core Fund Class C Shares	1.00%
Large Cap Growth Fund Class A Shares	0.35%
Large Cap Growth Fund Class C Shares	1.00%
Mid Cap Growth Fund Class A Shares	0.35%
Mid Cap Growth Fund Class C Shares	1.00%
Small Cap Core Fund Class A Shares	0.35%
Small Cap Core Fund Class C Shares	1.00%
Small Cap Growth Fund Class A Shares	0.35%
Small Cap Growth Fund Class C Shares	1.00%
Small Cap Value Fund Class A Shares	0.35%
Small Cap Value Fund Class C Shares	1.00%
Balanced Fund Class A Shares	0.35%
Balanced Fund Class C Shares	1.00%
Short-Term Bond Fund Class A Shares	0.35%
Short-Term Bond Fund Class C Shares	1.00%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period July 15, 2006 through July 31, 2006, FSC did not retain any fees paid by the Funds.

For the period from July 15, 2006 to July 31, 2006, the net fee paid to FSC was as follows:

Fund	Distribution Services Fee Paid
All Cap Core Fund	$28,790
Tax Aware/All Cap Core Fund	745
Large Cap Growth Fund	67
Mid Cap Growth Fund	13
Small Cap Core Fund	626
Small Cap Growth Fund	154
Small Cap Value Fund	83
Balanced Fund	1,659
Short-Term Bond Fund	2

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

Prior to July 15, 2006, Quasar Distributors, LLC was the principal distributor for each Fund. For the period from August 1, 2005 to July 14, 2006, the net fee paid to Quasar Distributors was as follows:

Fund	Distribution Services Fee Paid
All Cap Core Fund	$286,589
Tax Aware/All Cap Core Fund	6,140
Large Cap Growth Fund	267
Mid Cap Growth Fund	157
Small Cap Core Fund	3,861
Small Cap Growth Fund	834
Small Cap Value Fund	178
Balanced Fund	9,225
Short-Term Bond Fund	29

Sales Charges

For the period from July 15, 2006 to July 31, 2006, FSC did not retain any amounts for sales charges from the sale of Class A Shares and did not retain CDSC relating to redemptions of Class A Shares and Class C Shares.

Redemption Fees

All Cap Core Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund and Balanced Fund charge a 2.00% redemption fee to shareholders of the Funds’ Institutional Class, Class A Shares and Class C Shares who redeem shares held for 30 days or less. Tax Aware/All Cap Core Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 180 days or less. Short-Term Bond Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 10 days or less. Shares acquired by reinvestment of dividends or distributions of the Funds, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Funds as additions to paid-in-capital. For the year ended July 31, 2006, the redemption fees for Class A Shares and Class C Shares are as follows:

Fund	Class A Shares	Class C Shares
All Cap Core Fund	$10,020	$4,863
Tax Aware/All Cap Core Fund	2,163	—
Balanced Fund	76	115

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2006 were as follows:

Fund	Purchases	Sales
All Cap Core Fund	$359,742,841	$246,144,440
Tax Aware/All Cap Core Fund	9,246,728	4,539,225
Large Cap Growth Fund	1,745,773	1,106,478
Mid Cap Growth Fund	1,028,620	717,560
Small Cap Core Fund	4,917,321	2,225,411
Small Cap Growth Fund	1,420,855	637,738
Small Cap Value Fund	1,769,149	411,104
Balanced Fund	102,317,429	100,401,075
Short-Term Bond Fund	15,244,877	17,305,553

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

7. CONCENTRATION OF CREDIT RISK

Mid Cap Growth Fund, Small Cap Core Fund and Small Cap Growth Fund may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of the portfolio securities.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2006, the amount of long-term capital gains designated by the All Cap Core Fund and Balanced Fund was $2,088,375 and $3,065,795, respectively.

For the fiscal year ended July 31, 2006, 29.06% and 14.34% of total income (including short-term capital gain) distributions made by the All Cap Core Fund and Balanced Fund, respectively, are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the All Cap Core Fund and Balanced Fund during the year ended July 31, 2006, 24.19% and 23.66%, respectively, qualify for the dividend received deduction available to corporate shareholders.

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On July 10, 2006, the Funds’ Trustees, upon the recommendation of the Audit Committee, appointed Ernst & Young LLP (E&Y) as the Funds’ independent registered public accounting firm effective July 14, 2006 (the “Effective Date”). On the Effective Date, the Funds’ previous independent registered public accounting firm, PricewaterhouseCoopers LLP (PWC) resigned. The previous reports issued by PWC on the Funds’ financial statements for the fiscal years ended July 31, 2004 and July 31, 2005, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended July 31, 2004 and July 31, 2005: (i) there were no disagreements with PWC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PWC, would have caused it to make reference to the subject matter of the disagreements in connection with the reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

MDT Funds

COMBINED NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2006

As indicated above, the Funds have appointed E&Y as the independent registered public accounting firm to audit the Funds’ financial statements for the fiscal year ending July 31, 2006. During the Funds’ fiscal years ended July 31, 2004 and July 31, 2005 and interim period commencing August 1, 2005 and ending July 10, 2006, neither the Funds nor anyone on their behalf have consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned of the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or any reportable events (as described in paragraph (a)(1)(v) of said Item 304).

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the MDT Funds:

We have audited the accompanying statements of assets and liabilities of MDT Funds, comprising the MDT All Cap Core Fund, MDT Tax Aware/All Cap Core Fund, MDT Large Cap Growth Fund, MDT Mid Cap Growth Fund, MDT Small Cap Core Fund, MDT Small Cap Growth Fund, MDT Small Cap Value Fund, MDT Balanced Fund and MDT Short-Term Bond Fund (the “Funds”), including the portfolios of investments, as of July 31, 2006, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein for the year then ended and the financial highlights for each of the periods indicated therein for the period ended July 31, 2003 for MDT All Cap Core Fund, MDT Balanced Fund and MDT Short-Term Bond Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets of MDT All Cap Core Fund, MDT Balanced Fund and MDT Short-Term Bond Fund for the year ended July 31, 2005 and the financial highlights for each of the two years in the period then ended were audited by another independent registered public accounting firm whose report, dated September 19, 2005, expressed an unqualified opinion on those statements and those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the MDT Funds, at July 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein for the year then ended and the financial highlights for each of the periods indicated therein for the period ended July 31, 2003 for MDT All Cap Core Fund, MDT Balanced Fund and MDT Short-Term Bond Fund, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts

September 12, 2006

BOARD OF TRUSTEES AND TRUST OFFICERS

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Trust. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). As of July 31, 2006, the Trust comprised 9 portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Trust and serves for an indefinite term. The Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships/Trusteeships Held and/or Previous Position(s)
Albert H. Elfner, III Birth Date: October 6, 1944 53 Chestnut Street Boston, MA 02114 TRUSTEE AND BOARD CHAIRMAN Began serving: August 2002

Principal Occupations: Retired.

Other Directorships/Trusteeships Held: Unitil Corp. investor owned utility (1998-present); and NGM Insurance. Trustee, Middlesex School, Concord, Massachusetts; and President, Trustee of the Donations, Episcopal Diocese of Massachusetts.

Previous Positions: Chairman/CEO, Keystone Investment, an investment company (1992-1996); and Chairman, Evergreen Investment Management, an investment management company 1996-1999).

R. John Fletcher Birth Date: February 8, 1946 222 Berkeley Street Boston, MA 02116 TRUSTEE Began serving: September 2005

Principal Occupations: Chief Executive Officer, Fletcher Spaght, Inc., a management consulting and venture capital company.

Other Directorships/Trusteeships Held: QSR (Quick Study Radiology), provides medical digital imaging services; Spectranetics, a medical Technology company, Axcelis Technologies, Inc., a Semiconductor Processing Equipment manufacturer; Panacos Pharmaceuticals, Inc., a Pharmaceutical company; and AutoImmune, Inc., a Biopharmaceutical company.

C. Roderick O’Neil Birth Date: January 26, 1931 O’Neil Associates P.O. Box 405 South Glastonbury, CT 06073-0405 TRUSTEE Began serving: August 2002

Principal Occupations: Chairman, O’Neil Associates, an investment consultant (1986-present).

Other Directorships/Trusteeships Held: Trustee to Cadre Institutional Investors Trust (CIIT), a money market fund (1996-present).

Harland A. Riker, Jr. Birth Date: August 1, 1928 The Chalet 305 127 Peruvian Ave. Palm Beach, FL 33480 TRUSTEE Began serving: August 2002	Principal Occupations: Retired. Other Directorships/Trusteeships Held: Chairman of Advisory Board, Palamon Capital Partners, a UK-based private equity firm investing in Europe.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and/or Previous Position(s)
R. Schorr Berman* Birth Date: August 22, 1948 125 CambridgePark Drive Cambridge, MA 02140 TRUSTEE AND PRESIDENT Began serving: August 2002

Principal Occupations: President & Chief Executive Officer, MDT Advisers, a division of Federated MDTA LLC and its predecessors, MDT Advisers, Inc., an investment adviser (1987-present).

Other Directorships/Trusteeships Held: MDTA LLC; Keurig Premium Coffee System, a signal/cup coffee brewing system (2001-present); and Intranets.com, an intranet software company.

*Mr. Berman is considered an “interested person” as defined in the 1940 Act because of his affiliation as President and CEO of the Adviser.

OFFICERS

Name Birth Date Positions Held with Trust Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
John C. Duane Birth Date: May 21, 1954 125 CambridgePark Drive Cambridge, MA 02140 TREASURER AND CHIEF COMPLIANCE OFFICER Began serving: August 2002

Principal Occupations: Director of Operations, MDT Advisers, a division of Federated MDTA LLC and its predecessors, MDT Advisers, Inc., an investment adviser (1999-present).

Previous Positions: Controller, Bank Boston, N.A., investment banking company (1995-1999).

John F. Sherman Birth Date: August 28, 1967 125 CambridgePark Drive Cambridge, MA 02140 SECRETARY Began serving: August 2002

Principal Occupations: Portfolio Manager, MDT Advisers, a division of Federated MDTA LLC and its predecessors, MDT Advisers, Inc., an investment adviser (2000-present).

Previous Positions: Vice President, Credit Portfolio Management, Citizens Financial Group, a banking company (1999-2000); Senior Analyst, FDIC, bank supervisor (1991-1999).

J. Christopher Donahue* Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222 VICE PRESIDENT Began serving: July 2006

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

MDT Funds

ADDITIONAL TAX INFORMATION

The All Cap Core Fund and Balanced Fund designate 21% and 16%, respectively, of dividends declared from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003. Additionally, 22% and 17% of ordinary distributions paid by the All Cap Core Fund and Balanced Fund, respectively, qualify for the dividend received deduction. The All Cap Core Fund hereby designates $1,932,682 as long-term capital gains distributions and the Balanced Fund hereby designates $2,961,234 as long-term capital gains distributions.

Proxy Voting. A description of the Trust’s proxy voting policies and procedures relating to the holdings of each Fund is available by calling 1-800-341-7400. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Proxy Voting Record. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-341-7400. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Quarterly Disclosure of Portfolio Holdings. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at www.sec.gov and may also be reviewed and copied at the SEC’s public reference room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-888-SEC-0330.

Board Considerations Regarding Approval of the Interim Management Agreement and New Management Agreement

At a meeting held on July 10, 2006, the Board of Trustees of MDT Funds (the “Trust”), including the Independent Trustees, approved (1) the Interim Investment Management Agreement (the “Interim Management Agreement”) between MDTA LLC and the Trust, on behalf of each series of the Trust (the “Funds”), and (2) the new Investment Management Agreement (the “New Management Agreement” and together with the Interim Management Agreement, the “New Agreements”) between Federated MDTA LLC (together with MDTA LLC, the “Adviser”) and the Trust, on behalf of the Funds, in connection with the acquisition of MDTA LLC by Federated Investors, Inc. (“Federated”) pursuant to the terms of a Sale, Purchase and Put/Call Agreement dated as of May 11, 2006 (the “Purchase Agreement”) by and among MDTA LLC and certain owners thereof and Federated (the “Acquisition”).

As discussed in more detail below, the Board of Trustees believes that the scope and quality of services to be provided to the Funds under the New Agreements will be appropriate and at least equivalent to the scope and quality of services provided under the Existing Agreements (as hereafter defined). The Board also believes that the advisory fee and net expense ratio of each Fund is competitive and that the advisory fee for each Fund is reasonable and appropriate in light of the quality of services provided. The Board recommends that shareholders approve the New Management Agreement.

The Board also believes that the Acquisition will not adversely affect the Adviser or the level of services provided by the Adviser, but, rather, may enhance the Adviser’s facilities and organization, which may, in turn, enhance the level of services provided by the Adviser to the Funds.

Background

On May 12, 2006, MDTA LLC announced that it had entered into the Purchase Agreement, and around this date, representatives of MDTA LLC informed the Independent Trustees about the proposed Acquisition. Once they learned of the proposed Acquisition, the Independent Trustees determined to retain independent legal counsel, from whom they then received a memorandum that addressed the basic legal framework of change of control transactions and reviewed their responsibilities and duties in connection with considering approval of the New Agreements. Under the direction of the Independent Trustees, on May 30, 2006, independent counsel provided Federated with a request for information, including information on Federated’s proposals to change the Trust’s service providers after the closing of the Acquisition and to ultimately reorganize the Funds into the Federated family of funds (the “Reorganizations”).

After receiving detailed written responses to this request, the Board met on June 23, 2006 to consider the information and to receive a presentation from senior executives of Federated. At the meeting, the Independent Trustees made follow-up requests for information from MDTA LLC and Federated. They decided to further review the information received from Federated, as well as information provided in their follow-up requests, at an additional Board meeting they scheduled for July 10, 2006. At the July 10, 2006 meeting, after considering all information presented, the Board, including the Independent Trustees, approved the Interim Management Agreement and the New Management Agreement and determined to recommend that shareholders approve the New Management Agreement. Throughout the process, the Independent Trustees had the assistance of independent legal counsel, who advised them on, among other things, their duties and obligations.

In connection with its review, the Board obtained substantial information regarding: the management of Federated, the history of Federated’s business and operations, and the future plans of Federated with respect to the Funds. The Board also received information regarding the terms of the Acquisition, including the terms of the Purchase Agreement and employment agreements with key employees of MDTA LLC to become effective upon the closing of the Acquisition. The Board received a presentation in which representatives of Federated described plans for distributing the Funds and the expense caps for each Fund to which Federated had agreed for the benefit of Fund shareholders.

The Board also considered that Federated proposed to replace the Trust’s service providers following the closing of the Acquisition with new service providers, including affiliates of Federated as distributor and administrator. The Board discussed with the Federated representatives certain factors to be considered when reviewing the proposed service provider changes, based on a memorandum from independent legal counsel.

The Board also reviewed regulatory issues relating to Federated and its affiliates and had the opportunity to discuss these issues with Federated’s President and Chief Executive Officer.

Board Considerations in Connection with the Approval of the Interim Management Agreement and the New Management Agreement

In connection with their deliberations regarding the New Agreements, the Board noted Federated’s representation that the New Agreements were the same in all material respects as the investment management agreements, dated September 12, 2002 and August 24, 2005, between the Trust and MDTA LLC, that were in effect prior to the Acquisition (the “Existing Agreements”). Because the Board determined that any differences between the Existing Agreements and the New Agreements were immaterial, the Trustees determined that much of their previous analysis in approving the Existing Agreements applied to their review and consideration of the New Agreements. Accordingly, the Board took note of such prior analysis and supplemented it with the additional considerations noted below. No single factor was determinative in the Board’s analysis. This summary describes the most important, but not all, of the factors considered by the Board.

1. Nature, Extent and Quality of Services

The Adviser, its Personnel and its Resources. The Board considered the depth and quality of the Adviser’s investment management process, including its sophisticated quantitative methodology; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the anticipated impact of the Acquisition on the Adviser. The Board considered Federated’s representation that it intends that the Funds will continue to receive, without interruption, services of the scope and quality no less favorable than that currently provided by MDTA LLC under the Existing Agreements, noting that certain key employees had agreed to enter into employment contracts with Federated and that the Trust’s Chief Compliance Officer would remain; that it intends to maintain or enhance the Adviser’s facilities and organization; and that it intends to maintain the “MDT” brand identity and is committed to seeking to strengthen and enhance the brand through its distribution of the Funds. The Board also considered Federated’s commitment to provide the Adviser with investment management infrastructure, including research, technology and administration.

Other Services. The Board considered that the Adviser’s policies, procedures and systems to ensure compliance would be supplemented by Federated, and that Federated would assume the management and cost of, and responsibility for, risk associated with the quickly changing regulatory landscape. The Board also considered the anticipated benefits to the Funds from the distribution capabilities of Federated, including inflows of new funds and the resulting ability of the Adviser to actively invest rather than manage a static portfolio or disinvest because of redemptions.

Investment Performance. The Board considered that the investment performance of the Funds is not expected to materially change during the effective period of the New Agreements, which is expected to be from the closing of the Acquisition until the completion of the Reorganization.

The Board concluded that the nature, extent and quality of the services provided by MDTA LLC has benefited each Fund and its shareholders and that the nature, extent and quality of services to be provided by the Adviser will continue to benefit each Fund after the Acquisition.

2. Advisory Fees and Total Expenses

In considering the New Agreements, the Board noted Federated’s representation that the advisory fees and total expense ratios of each Fund would be the same as the current advisory fees and net expense ratios of each Fund, noting that the current contractual expense limit for each Fund would continue during the terms of the New Agreements and that Federated had agreed to continue the contractual expense limits for the acquiring funds for the two years following the Reorganizations as well. The Board also noted Federated’s projections that voluntary limits on the expenses of the Tax Aware/All Cap Core Fund, the Large Cap Growth Fund, the Mid Cap Growth Fund, the Small Cap Core Fund, the Small Cap Growth Fund, the Small Cap Value Fund and the Balanced Fund would result in expense ratios lower than the existing contractual expense limits of those Funds during the effective period of the New Agreements and would apply to the acquiring Federated funds following the Reorganizations. The Board concluded that the level of the fees to be charged by the Adviser during the effective period of the New Agreements was appropriate.

3. Adviser Costs, Level of Profits and Economies of Scale

The Board noted Federated’s representation that neither the Trust, nor any Fund, will bear any costs associated with the Acquisition and that such costs would be borne by Federated or the Adviser. The Board also noted that in the Purchase Agreement, Federated agreed: (1) not to take and to use commercially reasonable efforts to cause its respective affiliates not to take, any action not contemplated by the Purchase Agreement that would, to Federated’s knowledge, have the effect, directly or indirectly, of causing the requirements of any provision of Section 15(f) of the 1940 Act not to be met in respect of the Purchase Agreement, the Acquisition and the Reorganizations; and (2) to not fail to take, and, after the Closing, to use commercially reasonable efforts to cause each of its respective affiliates to not fail to take, any action if the failure to take such action would have the effect, directly or indirectly, of causing the requirements of any of the provisions of Section 15(f) of the 1940 Act not to be met in respect of the Purchase Agreement, the Acquisition and the Reorganizations. In that regard, Federated also agreed in the Purchase Agreement to conduct its business, and to use its commercially reasonable efforts to cause each of its affiliates to conduct their respective businesses, so as to assure that, insofar as within the control of Federated: (a) for a period of three years after the Closing, at least seventy-five percent (75%) of the members of the Board of Trustees of the Trust or any successor Federated fund are not (A) ”interested persons” of any investment adviser of the Funds or any successor Federated fund after the Closing or (B) ”interested persons” of any investment adviser of the Funds or any successor Federated fund immediately prior to the Closing; and (b) for a period of two years after the Closing, there would not be imposed on any Fund or any successor Federated fund an “unfair burden” (as defined in Section 15(f) of the 1940 Act) as a result of the transactions contemplated by the Purchase Agreement, unless Federated or any of its affiliates obtains an order from the Securities and Exchange Commission exempting it from the provisions of Section 15(f) of the 1940 Act while still maintaining the “safe harbor” provided by Section 15(f) of the 1940 Act. The Board also received information regarding the structure and manner in which the Adviser’s investment professionals will be compensated after the Acquisition. The Trustees noted that at their present asset size, breakpoints in each Fund’s advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, effectively were being shared given the Adviser’s agreement to limit expenses for all of the Funds for the effective period of the New Agreements and for the acquiring Federated funds for the two years following the Reorganizations. The Board also noted that the Adviser agreed to waive its right to reimbursement of any expenses paid on behalf of the Funds in excess of their expense limits for periods after the Reorganizations, as well as Federated’s and certain of the other new service providers’ agreement to waive certain expenses during the term of the New Agreements. The Board concluded that each Fund’s cost structure would be reasonable during the effective period of the New Agreements.

4. Ancillary Benefits

The Board considered a variety of other benefits received or to be received by the Adviser and Federated, including the greater name recognition of the Adviser and an increased product offering for Federated. The Board determined that these benefits were reasonable.

5. Conclusions

Based on its review, including the consideration of each of the factors referred to above, the Board concluded that the New Agreements are fair and reasonable to each Fund, that each Fund’s shareholders will receive reasonable value in return for the advisory fees paid to the Adviser by the Fund and that the approval of the New Agreements was in the best interests of each Fund. The Board therefore also determined to recommend that shareholders approve the New Management Agreement.

[Logo of MDT Funds]

Investment Adviser Federated MDTA LLC 125 Cambridge Park Drive Cambridge, MA 02140	Independent Registered Public Accounting Firm Ernst & Young LLP 200 Clarendon Street Boston, MA 02116-5072

Custodian, Transfer Agent and Dividend Disbursing Agent State Street Bank and Trust Company P.O. Box 8600 Boston, MA 02266-8600	Distributor Federated Securities Corp. Federated Investors Tower 1001 Liberty Ave. Pittsburgh, PA 15222-3779

This report has been prepared for the information of shareholders of the MDT Funds and is not authorized for distribution to prospective shareholders unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

The prospectus should be read carefully before investing and can be obtained by calling 1-800-341-7400 or at www.mdtfunds.com.

[Logo of Federated Investors]

Cusip 683898407	Cusip 683898506	Cusip 683898100
Cusip 683898605	Cusip 683898704	Cusip 683898803
Cusip 683898829	Cusip 683898811	Cusip 683898795
Cusip 683898886	Cusip 683898878	Cusip 683898860
Cusip 683898852	Cusip 683898845	Cusip 683898837
Cusip 683898787	Cusip 683898779	Cusip 683898761
Cusip 683898720	Cusip 683898712	Cusip 683898209
Cusip 683898753	Cusip 683898746	Cusip 683898738
Cusip 683898696	Cusip 683898688	Cusip 683898308

35416 (8/06)

Federated is a registered mark of Federated Investors, Inc.

2006 ©Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

On June 17, 2003, the registrant adopted a code of ethics ("Prior Code") that applied to the registrant's principal executive officer and principal financial officer.  Effective July 14, 2006, following the acquisition by Federated MDTA
Trust (a wholly-owned subsidiary of Federated Investors, Inc. ("Federated")) of an 88.6% equity interest in MDTA LLC (until July 14, 2006, the registrant's investment adviser), the registrant replaced the Prior Code with the code of ethics governing principal officers of all other registered investment companies advised by Federated affiliates (the "New Code").  The Prior Code and the New
Code are substantially similar in all material respects.  Apart from the forgoing, the registrant has not made any amendments to the Prior Code or New
Code during the period covered by this report.  The registrant has not granted any waivers from any provisions of the Prior Code or New Code during the period covered by this report.  The registrant has posted its New Code on its Internet website:  www.mdtfunds.com.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Albert H.
Elfner, III and C. Roderick O'Neil are the "audit committee financial experts"
and are considered to be "independent" as each term is defined in Item 3 of Form
N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         FYE 07/31/2006       FYE 07/31/2005
                         --------------       --------------

Audit Fees               $142,500              $49,000
Audit-Related Fees       $0                    $0
Tax Fees                 $0                    $12,300
All Other Fees           $0                   $0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees                FYE 07/31/2006      FYE 07/31/2005
----------------------                --------------      --------------
Registrant                            $0                   $12,300
Registrant's Investment Adviser       $12,000              $37,500

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief
Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940
(the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b)
under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is
appropriately recorded, processed, summarized and reported and      made known
to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MDT FUNDS

BY          /S/ R. SCHORR BERMAN
                R. SCHORR BERMAN, PRINCIPAL EXECUTIVE OFFICER

                             (INSERT NAME AND TITLE)

DATE        October 9, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ R. SCHORR BERMAN
                R.SCHORR BERMAN, PRINCIPAL EXECUTIVE OFFICER

DATE        October 9, 2006

BY          /S/ JOHN C. DUANE
                JOHN C. DUANE, PRINCIPAL FINANCIAL OFFICER

DATE        October 6, 2006